UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund
Fidelity® Large Cap Value Enhanced Index Fund
Fidelity® Large Cap Core Enhanced Index Fund
Fidelity® Mid Cap Enhanced Index Fund
Fidelity® International Enhanced Index Fund

Semi-Annual Report
February 28, 2023

Contents

Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	9.7
Microsoft Corp.	7.7
Amazon.com, Inc.	3.4
NVIDIA Corp.	3.2
Tesla, Inc.	2.8
UnitedHealth Group, Inc.	2.6
Alphabet, Inc. Class A	2.1
MasterCard, Inc. Class A	2.1
Visa, Inc. Class A	1.8
Alphabet, Inc. Class C	1.8
37.2

Market Sectors (% of Fund's net assets)

Information Technology	42.5
Consumer Discretionary	16.2
Health Care	11.6
Industrials	7.2
Communication Services	6.0
Consumer Staples	5.4
Financials	3.5
Energy	1.9
Materials	1.4
Real Estate	1.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 0.9%

Fidelity® Large Cap Growth Enhanced Index Fund
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Entertainment - 1.2%
Electronic Arts, Inc. (a)	84,824	9,410,375
Live Nation Entertainment, Inc. (b)	14,700	1,059,282
Netflix, Inc. (b)	42,601	13,723,060
		24,192,717
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (b)	494,800	44,561,688
Class C (b)	415,120	37,485,336
Meta Platforms, Inc. Class A (b)	110,948	19,409,243
		101,456,267
TOTAL COMMUNICATION SERVICES		125,648,984
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 2.8%
Tesla, Inc. (b)	284,045	58,430,897
Hotels, Restaurants & Leisure - 3.3%
Airbnb, Inc. Class A (b)	122,368	15,085,527
Booking Holdings, Inc. (b)	8,448	21,322,752
Chipotle Mexican Grill, Inc. (b)	5,220	7,783,438
Expedia, Inc. (b)	13,531	1,474,473
McDonald's Corp.	19,008	5,016,401
Starbucks Corp. (a)	145,711	14,875,636
Yum! Brands, Inc.	27,276	3,468,416
		69,026,643
Household Durables - 0.3%
NVR, Inc. (b)	1,262	6,529,108
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (b)	775,740	73,097,980
eBay, Inc.	187,782	8,619,194
Etsy, Inc. (b)	81,957	9,950,399
		91,667,573
Specialty Retail - 4.3%
AutoZone, Inc. (b)	612	1,521,762
Lowe's Companies, Inc.	95,662	19,682,457
O'Reilly Automotive, Inc. (b)	13,783	11,441,268
The Home Depot, Inc.	95,320	28,266,193
TJX Companies, Inc.	236,422	18,109,925
Ulta Beauty, Inc. (b)	21,248	11,023,462
		90,045,067
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	219,202	26,039,006
TOTAL CONSUMER DISCRETIONARY		341,738,294
CONSUMER STAPLES - 5.4%
Beverages - 2.1%
PepsiCo, Inc.	90,878	15,770,059
The Coca-Cola Co.	493,324	29,357,711
		45,127,770
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	44,037	21,321,835
Food Products - 0.4%
Mondelez International, Inc.	143,660	9,363,759
Household Products - 1.8%
Colgate-Palmolive Co.	196,193	14,380,947
Procter & Gamble Co.	165,062	22,705,929
		37,086,876
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	7,054	1,714,475
TOTAL CONSUMER STAPLES		114,614,715
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	34,593	1,840,694
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc.	62,237	9,792,370
ConocoPhillips Co.	40,748	4,211,306
EOG Resources, Inc.	96,376	10,892,416
Occidental Petroleum Corp.	160,017	9,370,596
Pioneer Natural Resources Co.	13,134	2,632,185
		36,898,873
TOTAL ENERGY		38,739,567
FINANCIALS - 3.5%
Capital Markets - 2.2%
Charles Schwab Corp.	203,494	15,856,252
FactSet Research Systems, Inc.	24,229	10,044,132
LPL Financial	51,679	12,897,011
MSCI, Inc.	12,236	6,389,027
Tradeweb Markets, Inc. Class A	5,500	389,895
		45,576,317
Consumer Finance - 0.5%
American Express Co.	63,385	11,028,356
Insurance - 0.8%
Aon PLC	11,636	3,537,926
Marsh & McLennan Companies, Inc.	25,871	4,194,724
Progressive Corp.	63,562	9,122,418
		16,855,068
TOTAL FINANCIALS		73,459,741
HEALTH CARE - 11.6%
Biotechnology - 2.8%
AbbVie, Inc.	129,268	19,894,345
Alnylam Pharmaceuticals, Inc. (b)	16,519	3,162,563
Amgen, Inc.	45,040	10,433,966
Gilead Sciences, Inc.	113,703	9,156,503
Horizon Therapeutics PLC (b)	3,620	396,354
Incyte Corp. (b)	59,002	4,541,974
Regeneron Pharmaceuticals, Inc. (b)	773	587,805
Sarepta Therapeutics, Inc. (b)	23,274	2,842,454
Seagen, Inc. (b)	2,022	363,333
United Therapeutics Corp. (b)	8,082	1,988,495
Vertex Pharmaceuticals, Inc. (b)	15,758	4,574,390
Vir Biotechnology, Inc. (b)	61,167	1,394,608
		59,336,790
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	15,658	1,592,732
IDEXX Laboratories, Inc. (b)	2,952	1,397,004
Inspire Medical Systems, Inc. (b)	37,749	9,812,098
Intuitive Surgical, Inc. (b)	833	191,082
Shockwave Medical, Inc. (b)	34,366	6,537,788
		19,530,704
Health Care Providers & Services - 3.8%
Elevance Health, Inc.	29,714	13,955,774
Humana, Inc.	22,527	11,151,316
UnitedHealth Group, Inc.	116,397	55,397,988
		80,505,078
Life Sciences Tools & Services - 0.5%
Danaher Corp.	38,846	9,615,550
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	146,067	10,072,780
Eli Lilly & Co.	109,076	33,946,633
Johnson & Johnson	65,181	9,989,640
Merck & Co., Inc.	110,484	11,737,820
Pfizer, Inc.	251,336	10,196,702
Royalty Pharma PLC	2,843	101,922
		76,045,497
TOTAL HEALTH CARE		245,033,619
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (b)	18,155	3,636,628
L3Harris Technologies, Inc.	916	193,450
Lockheed Martin Corp.	46,280	21,948,753
Parsons Corp. (b)	39,360	1,772,381
The Boeing Co. (b)	51,971	10,474,755
		38,025,967
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	58,943	10,756,508
Building Products - 0.1%
Allegion PLC	8,524	960,740
Trane Technologies PLC	5,425	1,003,462
		1,964,202
Commercial Services & Supplies - 0.1%
Cintas Corp.	3,797	1,664,871
Construction & Engineering - 0.0%
Comfort Systems U.S.A., Inc.	3,269	475,443
Electrical Equipment - 0.4%
Atkore, Inc. (b)	25,541	3,729,497
Emerson Electric Co.	53,161	4,396,946
		8,126,443
Machinery - 2.0%
Caterpillar, Inc.	71,588	17,148,905
Deere & Co.	34,010	14,258,352
Otis Worldwide Corp.	117,418	9,935,911
		41,343,168
Professional Services - 0.0%
Leidos Holdings, Inc.	10,977	1,065,537
Road & Rail - 2.1%
CSX Corp.	395,191	12,049,374
Norfolk Southern Corp.	45,515	10,232,682
Union Pacific Corp.	107,389	22,259,592
		44,541,648
Trading Companies & Distributors - 0.2%
Fastenal Co.	48,121	2,481,119
W.W. Grainger, Inc.	3,303	2,207,824
		4,688,943
TOTAL INDUSTRIALS		152,652,730
INFORMATION TECHNOLOGY - 42.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	50,652	7,025,432
Cisco Systems, Inc.	202,556	9,807,762
		16,833,194
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	51,587	3,999,024
Keysight Technologies, Inc. (b)	7,191	1,150,272
Vontier Corp.	28,959	757,857
		5,907,153
IT Services - 6.3%
Accenture PLC Class A	35,626	9,460,484
Amdocs Ltd.	1,508	138,148
Automatic Data Processing, Inc.	15,914	3,498,215
Gartner, Inc. (b)	36,994	12,127,003
MasterCard, Inc. Class A	123,993	44,053,473
PayPal Holdings, Inc. (b)	176,887	13,018,883
Snowflake, Inc. (b)	10,595	1,635,656
VeriSign, Inc. (b)	40,296	7,931,462
Visa, Inc. Class A	177,064	38,943,456
Wix.com Ltd. (b)	14,790	1,338,939
		132,145,719
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (b)	55,697	4,376,670
Applied Materials, Inc.	86,462	10,042,561
Broadcom, Inc.	61,497	36,547,052
Enphase Energy, Inc. (b)	65,149	13,715,819
KLA Corp.	32,221	12,224,003
Lam Research Corp.	9,772	4,749,290
Lattice Semiconductor Corp. (b)	90,677	7,703,918
NVIDIA Corp.	289,227	67,146,940
Qualcomm, Inc.	208,355	25,738,093
Semtech Corp. (b)	81,875	2,522,569
Texas Instruments, Inc.	84,673	14,517,186
		199,284,101
Software - 15.1%
Adobe, Inc. (b)	83,293	26,982,767
Cadence Design Systems, Inc. (b)	83,629	16,135,379
Crowdstrike Holdings, Inc. (b)	106,314	12,831,037
Dropbox, Inc. Class A (b)	452,365	9,228,246
Dynatrace, Inc. (b)	72,461	3,081,766
Fair Isaac Corp. (b)	8,305	5,625,724
Fortinet, Inc. (b)	57,075	3,392,538
Intuit, Inc.	10,675	4,346,647
Manhattan Associates, Inc. (b)	26,837	3,857,819
Microsoft Corp.	653,343	162,956,811
Palo Alto Networks, Inc. (b)	88,420	16,655,675
Salesforce.com, Inc. (b)	60,223	9,853,085
ServiceNow, Inc. (b)	10,088	4,359,731
Synopsys, Inc. (b)	45,322	16,486,331
Teradata Corp. (b)	2,759	112,457
Workday, Inc. Class A (b)	77,073	14,294,729
Zoom Video Communications, Inc. Class A (b)	123,450	9,208,136
		319,408,878
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	1,383,297	203,911,811
NetApp, Inc.	132,510	8,553,521
Pure Storage, Inc. Class A (b)	386,176	11,021,463
		223,486,795
TOTAL INFORMATION TECHNOLOGY		897,065,840
MATERIALS - 1.4%
Chemicals - 0.9%
CF Industries Holdings, Inc.	131,145	11,264,044
Ecolab, Inc.	42,660	6,798,724
		18,062,768
Containers & Packaging - 0.2%
Sealed Air Corp.	100,403	4,881,594
Metals & Mining - 0.3%
Nucor Corp.	40,987	6,862,863
TOTAL MATERIALS		29,807,225
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle International Corp.	11,842	1,548,342
Prologis (REIT), Inc.	41,595	5,132,823
Public Storage	48,591	14,526,279
		21,207,444
Real Estate Management & Development - 0.2%
Zillow Group, Inc.:
Class A (b)	25,752	1,064,845
Class C (a)(b)	88,990	3,737,580
		4,802,425
TOTAL REAL ESTATE		26,009,869
TOTAL COMMON STOCKS (Cost $1,533,047,633)		2,044,770,584

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (c)	80,397,094	80,413,173
Fidelity Securities Lending Cash Central Fund 4.63% (c)(d)	24,025,172	24,027,575
TOTAL MONEY MARKET FUNDS (Cost $104,440,748)		104,440,748

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,637,488,381)	2,149,211,332
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(38,460,466)
NET ASSETS - 100.0%	2,110,750,866

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	301	Mar 2023	59,831,275	309,398	309,398

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $38,151,510.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	33,751,495	456,925,057	410,263,379	893,735	-	-	80,413,173	0.2%
Fidelity Securities Lending Cash Central Fund 4.63%	831,850	62,567,216	39,371,491	1,958	-	-	24,027,575	0.1%
Total	34,583,345	519,492,273	449,634,870	895,693	-	-	104,440,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	125,648,984	125,648,984	-	-
Consumer Discretionary	341,738,294	341,738,294	-	-
Consumer Staples	114,614,715	114,614,715	-	-
Energy	38,739,567	38,739,567	-	-
Financials	73,459,741	73,459,741	-	-
Health Care	245,033,619	245,033,619	-	-
Industrials	152,652,730	152,652,730	-	-
Information Technology	897,065,840	897,065,840	-	-
Materials	29,807,225	29,807,225	-	-
Real Estate	26,009,869	26,009,869	-	-

Money Market Funds	104,440,748	104,440,748	-	-
Total Investments in Securities:	2,149,211,332	2,149,211,332	-	-
Derivative Instruments:

Assets
Futures Contracts	309,398	309,398	-	-
Total Assets	309,398	309,398	-	-
Total Derivative Instruments:	309,398	309,398	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	309,398	0
Total Equity Risk	309,398	0
Total Value of Derivatives	309,398	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Large Cap Growth Enhanced Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,476,007) - See accompanying schedule:
Unaffiliated issuers (cost $1,533,047,633)	$2,044,770,584
Fidelity Central Funds (cost $104,440,748)	104,440,748

Total Investment in Securities (cost $1,637,488,381)		$2,149,211,332
Segregated cash with brokers for derivative instruments		3,667,600
Cash		1,329,607
Receivable for investments sold		25,805,212
Receivable for fund shares sold		1,470,649
Dividends receivable		1,621,774
Distributions receivable from Fidelity Central Funds		409,814
Total assets		2,183,515,988
Liabilities
Payable for investments purchased	$46,827,324
Payable for fund shares redeemed	1,014,537
Accrued management fee	692,554
Payable for daily variation margin on futures contracts	180,728
Other payables and accrued expenses	22,404
Collateral on securities loaned	24,027,575
Total Liabilities		72,765,122
Net Assets		$2,110,750,866
Net Assets consist of:
Paid in capital		$1,631,851,272
Total accumulated earnings (loss)		478,899,594
Net Assets		$2,110,750,866
Net Asset Value , offering price and redemption price per share ($2,110,750,866 ÷ 86,517,884 shares)		$24.40

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$9,113,869
Interest		24,535
Income from Fidelity Central Funds (including $1,958 from security lending)		895,693
Total Income		10,034,097
Expenses
Management fee	$3,313,142
Independent trustees' fees and expenses	2,938
Miscellaneous	22,389
Total expenses before reductions	3,338,469
Expense reductions	(692)
Total expenses after reductions		3,337,777
Net Investment income (loss)		6,696,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,777,775
Futures contracts	(2,143,875)
Total net realized gain (loss)		3,633,900
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(28,029,047)
Futures contracts	689,589
Total change in net unrealized appreciation (depreciation)		(27,339,458)
Net gain (loss)		(23,705,558)
Net increase (decrease) in net assets resulting from operations		$(17,009,238)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,696,320	$8,691,799
Net realized gain (loss)	3,633,900	(8,165,601)
Change in net unrealized appreciation (depreciation)	(27,339,458)	(299,422,252)
Net increase (decrease) in net assets resulting from operations	(17,009,238)	(298,896,054)
Distributions to shareholders	(10,050,462)	(234,756,175)
Share transactions
Proceeds from sales of shares	650,294,507	431,325,162
Reinvestment of distributions	8,894,596	220,826,073
Cost of shares redeemed	(147,010,650)	(277,612,906)
Net increase (decrease) in net assets resulting from share transactions	512,178,453	374,538,329
Total increase (decrease) in net assets	485,118,753	(159,113,900)

Net Assets
Beginning of period	1,625,632,113	1,784,746,013
End of period	$2,110,750,866	$1,625,632,113

Other Information
Shares
Sold	26,832,722	15,823,152
Issued in reinvestment of distributions	388,750	7,278,381
Redeemed	(6,186,086)	(9,733,327)
Net increase (decrease)	21,035,386	13,368,206

Financial Highlights
Fidelity® Large Cap Growth Enhanced Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.83	$34.25	$27.80	$20.24	$21.58	$17.61
Income from Investment Operations
Net investment income (loss) A,B	.09	.15	.14	.16	.21	.23
Net realized and unrealized gain (loss)	(.38)	(5.05)	7.63	8.08	(.15)	4.40
Total from investment operations	(.29)	(4.90)	7.77	8.24	.06	4.63
Distributions from net investment income	(.14)	(.14)	(.16)	(.18)	(.24) C	(.18)
Distributions from net realized gain	-	(4.38)	(1.16)	(.51)	(1.16) C	(.48)
Total distributions	(.14)	(4.52)	(1.32)	(.68) D	(1.40)	(.66)
Net asset value, end of period	$24.40	$24.83	$34.25	$27.80	$20.24	$21.58
Total Return E,F	(1.13)%	(16.70)%	29.08%	41.73%	1.28%	26.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.39% I	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.39% I	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	.79% I	.52%	.47%	.74%	1.07%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,110,751	$1,625,632	$1,784,746	$1,417,537	$1,106,497	$1,181,986
Portfolio turnover rate J	86% I	101%	84%	69%	85%	100%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	3.5
JPMorgan Chase & Co.	2.6
Exxon Mobil Corp.	2.4
Johnson & Johnson	2.1
Chevron Corp.	1.9
Pfizer, Inc.	1.7
Meta Platforms, Inc. Class A	1.6
Cisco Systems, Inc.	1.4
Bank of America Corp.	1.3
Bristol-Myers Squibb Co.	1.3
19.8

Market Sectors (% of Fund's net assets)

Financials	21.3
Health Care	16.5
Industrials	11.8
Information Technology	9.5
Energy	8.2
Consumer Staples	8.1
Consumer Discretionary	7.5
Communication Services	6.0
Utilities	4.3
Materials	3.4
Real Estate	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.2%

Fidelity® Large Cap Value Enhanced Index Fund
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,546,823	29,250,423
Verizon Communications, Inc.	683,747	26,536,221
		55,786,644
Entertainment - 0.8%
Activision Blizzard, Inc.	145,955	11,129,069
Liberty Media Corp. Liberty Formula One Class A (a)	11,960	726,690
Madison Square Garden Sports Corp.	12,969	2,478,895
Netflix, Inc. (a)	13,647	4,396,108
Spotify Technology SA (a)	54,140	6,296,482
The Walt Disney Co. (a)	227,488	22,660,080
		47,687,324
Interactive Media & Services - 2.6%
Alphabet, Inc.:
Class A (a)	235,560	21,214,534
Class C (a)	370,720	33,476,016
Meta Platforms, Inc. Class A (a)	503,694	88,116,228
		142,806,778
Media - 1.6%
Comcast Corp. Class A	1,606,114	59,699,257
Liberty Media Corp. Liberty SiriusXM:
Series A (a)(b)	281,961	9,132,717
Series C (a)	368,109	11,860,472
News Corp. Class B	165,911	2,863,624
Paramount Global Class B (b)	156,159	3,344,926
The New York Times Co. Class A	15,703	604,566
		87,505,562
TOTAL COMMUNICATION SERVICES		333,786,308
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.0%
Visteon Corp. (a)	6,321	1,055,860
Automobiles - 0.4%
General Motors Co.	132,674	5,139,791
Harley-Davidson, Inc.	341,823	16,253,684
		21,393,475
Distributors - 0.3%
Genuine Parts Co.	58,534	10,352,323
LKQ Corp.	115,095	6,593,793
		16,946,116
Diversified Consumer Services - 0.5%
Service Corp. International	415,019	28,026,233
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. Class A (a)	224,673	27,697,687
Booking Holdings, Inc. (a)	7,631	19,260,644
Caesars Entertainment, Inc. (a)	50,919	2,584,648
Expedia, Inc. (a)	27,966	3,047,455
Hyatt Hotels Corp. Class A (a)	172,851	20,092,200
McDonald's Corp.	171,962	45,382,491
Starbucks Corp. (b)	411,607	42,020,959
Yum! Brands, Inc.	109,204	13,886,381
		173,972,465
Household Durables - 0.4%
NVR, Inc. (a)	1,580	8,174,320
Toll Brothers, Inc.	236,627	14,183,422
		22,357,742
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	559,436	25,678,112
Leisure Products - 0.1%
Brunswick Corp. (b)	33,641	2,940,896
Multiline Retail - 0.1%
Macy's, Inc.	359,701	7,359,482
Specialty Retail - 1.6%
AutoZone, Inc. (a)	10,027	24,932,537
Bath & Body Works, Inc.	22,389	915,038
O'Reilly Automotive, Inc. (a)	14,614	12,131,081
Ross Stores, Inc.	93,630	10,349,860
Signet Jewelers Ltd.	19,620	1,405,184
The Home Depot, Inc.	70,109	20,790,123
TJX Companies, Inc.	171,803	13,160,110
Ulta Beauty, Inc. (a)	1,595	827,486
Williams-Sonoma, Inc.	25,445	3,178,589
		87,690,008
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	223,564	26,557,168
TOTAL CONSUMER DISCRETIONARY		413,977,557
CONSUMER STAPLES - 8.1%
Beverages - 0.9%
Keurig Dr. Pepper, Inc.	135,458	4,680,074
Monster Beverage Corp. (a)	881	89,651
PepsiCo, Inc.	13,942	2,419,355
The Coca-Cola Co.	753,114	44,817,814
		52,006,894
Food & Staples Retailing - 0.9%
Kroger Co.	322,641	13,918,733
Sprouts Farmers Market LLC (a)	95,142	2,881,851
Walmart, Inc.	226,744	32,227,125
		49,027,709
Food Products - 3.4%
Archer Daniels Midland Co.	501,494	39,918,922
Bunge Ltd.	50,177	4,791,904
Cal-Maine Foods, Inc. (b)	36,366	2,065,589
Campbell Soup Co.	30,514	1,602,595
Conagra Brands, Inc.	847,113	30,843,384
Darling Ingredients, Inc. (a)	46,966	2,971,539
Lamb Weston Holdings, Inc.	22,431	2,257,456
Mondelez International, Inc.	820,118	53,455,291
The Hershey Co.	18,818	4,484,706
The J.M. Smucker Co. (b)	83,684	12,376,027
The Kraft Heinz Co.	720,456	28,054,557
Tyson Foods, Inc. Class A	43,858	2,598,148
		185,420,118
Household Products - 1.4%
Church & Dwight Co., Inc.	43,372	3,633,706
Colgate-Palmolive Co.	55,892	4,096,884
Procter & Gamble Co.	504,432	69,389,666
		77,120,256
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	68,156	16,565,316
Tobacco - 1.2%
Altria Group, Inc.	765,164	35,526,565
Philip Morris International, Inc.	314,265	30,577,985
		66,104,550
TOTAL CONSUMER STAPLES		446,244,843
ENERGY - 8.2%
Energy Equipment & Services - 0.7%
Halliburton Co.	65,284	2,365,239
Helmerich & Payne, Inc.	42,140	1,773,251
NOV, Inc.	103,051	2,254,756
Schlumberger Ltd.	631,439	33,598,869
		39,992,115
Oil, Gas & Consumable Fuels - 7.5%
Cheniere Energy, Inc.	38,803	6,105,264
Chesapeake Energy Corp.	91,690	7,409,469
Chevron Corp.	641,088	103,067,718
ConocoPhillips Co.	113,316	11,711,209
Coterra Energy, Inc.	225,987	5,642,895
Diamondback Energy, Inc.	118,522	16,661,823
DT Midstream, Inc.	136,980	6,876,396
EOG Resources, Inc.	109,023	12,321,779
EQT Corp.	197,224	6,543,892
Exxon Mobil Corp.	1,204,395	132,375,054
Kinder Morgan, Inc.	376,621	6,425,154
Marathon Oil Corp.	732,805	18,430,046
Marathon Petroleum Corp.	305,114	37,712,090
Murphy Oil Corp.	167,083	6,519,579
Occidental Petroleum Corp.	118,980	6,967,469
Ovintiv, Inc.	45,764	1,957,326
Phillips 66 Co.	227,023	23,283,479
Pioneer Natural Resources Co.	17,113	3,429,616
Southwestern Energy Co. (a)	401,688	2,128,946
Valero Energy Corp.	7,516	990,083
Vitesse Energy, Inc. (b)	33,104	575,679
		417,134,966
TOTAL ENERGY		457,127,081
FINANCIALS - 21.3%
Banks - 7.3%
Bank of America Corp.	2,086,329	71,561,085
Citigroup, Inc.	411,881	20,878,248
Citizens Financial Group, Inc.	361,324	15,088,890
Comerica, Inc.	86,316	6,050,752
East West Bancorp, Inc.	338,145	25,770,030
Eastern Bankshares, Inc.	194,624	3,051,704
Fifth Third Bancorp	168,446	6,114,590
First Hawaiian, Inc.	64,748	1,770,858
FNB Corp., Pennsylvania	314,145	4,482,849
JPMorgan Chase & Co.	1,000,070	143,360,035
Old National Bancorp, Indiana	143,504	2,535,716
PNC Financial Services Group, Inc.	51,462	8,126,879
Regions Financial Corp.	131,900	3,075,908
Signature Bank	47,775	5,496,514
Synovus Financial Corp.	333,289	13,934,813
U.S. Bancorp	429,904	20,519,318
Wells Fargo & Co.	976,079	45,651,215
Wintrust Financial Corp.	74,962	6,906,249
		404,375,653
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	4,984	794,499
Bank of New York Mellon Corp.	772,437	39,301,595
BlackRock, Inc. Class A	4,136	2,851,482
Cboe Global Markets, Inc.	105,595	13,322,921
Charles Schwab Corp.	73,342	5,714,809
CME Group, Inc.	172,560	31,985,722
FactSet Research Systems, Inc.	5,787	2,399,001
Goldman Sachs Group, Inc.	170,126	59,824,808
Interactive Brokers Group, Inc.	36,079	3,106,763
Intercontinental Exchange, Inc.	134,748	13,717,346
Jefferies Financial Group, Inc.	281,276	10,629,420
LPL Financial	60,304	15,049,466
Morgan Stanley	73,176	7,061,484
NASDAQ, Inc.	96,637	5,417,470
Raymond James Financial, Inc.	30,185	3,273,865
Robinhood Markets, Inc. (a)(b)	572,400	5,764,068
S&P Global, Inc.	56,271	19,199,665
State Street Corp.	96,363	8,545,471
Stifel Financial Corp. (b)	72,202	4,825,260
Tradeweb Markets, Inc. Class A	131,507	9,322,531
Virtu Financial, Inc. Class A	98,235	1,805,559
		263,913,205
Consumer Finance - 1.7%
American Express Co.	262,066	45,596,863
Capital One Financial Corp.	174,041	18,984,392
Discover Financial Services	183,635	20,567,120
Synchrony Financial	316,785	11,312,392
		96,460,767
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	627,008	191,350,292
Corebridge Financial, Inc.	99,433	2,010,535
		193,360,827
Insurance - 4.0%
American Financial Group, Inc.	5,172	693,617
American International Group, Inc.	400,415	24,469,361
Axis Capital Holdings Ltd.	20,659	1,254,414
Brown & Brown, Inc.	159,000	8,915,130
Chubb Ltd.	104,265	22,002,000
Cincinnati Financial Corp.	40,168	4,848,278
Everest Re Group Ltd.	61,999	23,805,756
F&G Annuities & Life, Inc.	23,063	469,793
Fidelity National Financial, Inc.	219,704	8,757,401
Globe Life, Inc.	47,289	5,754,598
Hartford Financial Services Group, Inc.	90,845	7,111,347
Loews Corp.	387,306	23,660,524
MetLife, Inc.	150,456	10,792,209
Progressive Corp.	170,742	24,504,892
Prudential Financial, Inc.	108,976	10,897,600
Reinsurance Group of America, Inc.	12,413	1,793,306
The Travelers Companies, Inc.	109,598	20,288,782
W.R. Berkley Corp.	342,028	22,638,833
		222,657,841
Thrifts & Mortgage Finance - 0.0%
WSFS Financial Corp.	6,983	348,522
TOTAL FINANCIALS		1,181,116,815
HEALTH CARE - 16.5%
Biotechnology - 1.8%
Biogen, Inc. (a)	80,166	21,633,597
Gilead Sciences, Inc.	557,622	44,905,300
Incyte Corp. (a)	36,723	2,826,937
Mirati Therapeutics, Inc. (a)(b)	82,813	3,796,148
Sarepta Therapeutics, Inc. (a)	42,923	5,242,186
Ultragenyx Pharmaceutical, Inc. (a)	152,751	6,795,892
United Therapeutics Corp. (a)	62,005	15,255,710
Vir Biotechnology, Inc. (a)	45,820	1,044,696
		101,500,466
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	427,334	43,468,414
Baxter International, Inc.	118,169	4,720,852
Becton, Dickinson & Co.	64,542	15,138,326
Boston Scientific Corp. (a)	171,823	8,027,571
Dentsply Sirona, Inc.	339,286	12,916,618
Integra LifeSciences Holdings Corp. (a)	56,424	3,138,303
Intuitive Surgical, Inc. (a)	13,691	3,140,578
Lantheus Holdings, Inc. (a)	47,655	3,524,564
Medtronic PLC	332,851	27,560,063
QuidelOrtho Corp. (a)	15,747	1,369,044
Zimmer Biomet Holdings, Inc.	287,636	35,629,471
		158,633,804
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	23,322	3,627,970
Centene Corp. (a)	211,050	14,435,820
Cigna Group	110,892	32,391,553
CVS Health Corp.	589,442	49,241,985
Elevance Health, Inc.	108,467	50,943,696
McKesson Corp.	37,922	13,265,495
Quest Diagnostics, Inc.	25,456	3,522,092
UnitedHealth Group, Inc.	82,733	39,375,944
		206,804,555
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	55,214	26,383,458
Danaher Corp.	138,020	34,164,091
Syneos Health, Inc. (a)	148,136	5,958,030
Thermo Fisher Scientific, Inc.	52,539	28,463,529
		94,969,108
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	1,026,947	70,818,265
Johnson & Johnson	767,195	117,580,306
Merck & Co., Inc.	657,955	69,901,139
Nektar Therapeutics (a)	317,038	437,512
Pfizer, Inc.	2,353,382	95,476,708
		354,213,930
TOTAL HEALTH CARE		916,121,863
INDUSTRIALS - 11.8%
Aerospace & Defense - 3.4%
Hexcel Corp.	12,849	937,335
Huntington Ingalls Industries, Inc.	82,931	17,846,751
L3Harris Technologies, Inc.	16,366	3,456,336
Lockheed Martin Corp.	63,653	30,188,072
Moog, Inc. Class A	115,009	11,342,188
Northrop Grumman Corp.	64,063	29,732,279
Parsons Corp. (a)	324,200	14,598,726
Raytheon Technologies Corp.	422,225	41,416,050
Textron, Inc.	443,915	32,197,155
The Boeing Co. (a)	24,780	4,994,409
		186,709,301
Air Freight & Logistics - 0.2%
FedEx Corp.	47,412	9,635,067
GXO Logistics, Inc. (a)	70,894	3,514,216
		13,149,283
Building Products - 1.2%
Allegion PLC	41,943	4,727,396
Carlisle Companies, Inc.	7,385	1,906,955
Carrier Global Corp.	262,973	11,841,674
Johnson Controls International PLC	645,265	40,471,021
Trane Technologies PLC	49,914	9,232,593
		68,179,639
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	116,662	5,647,607
Cintas Corp.	24,059	10,549,150
Clean Harbors, Inc. (a)	55,250	7,296,868
Republic Services, Inc.	211,999	27,333,031
		50,826,656
Construction & Engineering - 0.4%
AECOM	163,738	14,140,414
EMCOR Group, Inc.	42,408	7,091,466
Fluor Corp. (a)	28,900	1,059,763
		22,291,643
Electrical Equipment - 1.0%
Acuity Brands, Inc.	68,970	13,377,421
AMETEK, Inc.	69,865	9,890,089
Atkore, Inc. (a)	7,714	1,126,398
Eaton Corp. PLC	79,588	13,922,329
Emerson Electric Co.	147,482	12,198,236
nVent Electric PLC	109,151	5,003,482
		55,517,955
Industrial Conglomerates - 0.6%
3M Co.	226,121	24,362,277
General Electric Co.	110,944	9,398,066
		33,760,343
Machinery - 2.6%
AGCO Corp.	228,072	32,114,818
Allison Transmission Holdings, Inc.	150,677	7,157,158
Caterpillar, Inc.	8,855	2,121,215
Cummins, Inc.	49,398	12,007,666
Deere & Co.	66,238	27,769,619
Donaldson Co., Inc.	56,148	3,551,361
Fortive Corp.	529,907	35,323,601
Ingersoll Rand, Inc.	40,060	2,326,284
Otis Worldwide Corp.	13,290	1,124,600
PACCAR, Inc.	86,332	6,233,170
Parker Hannifin Corp.	31,388	11,043,868
		140,773,360
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	6,217	588,936
Dun & Bradstreet Holdings, Inc.	112,971	1,356,782
Korn Ferry	69,402	3,878,878
Leidos Holdings, Inc.	101,715	9,873,475
		15,698,071
Road & Rail - 0.7%
CSX Corp.	859,477	26,205,454
Norfolk Southern Corp.	44,189	9,934,571
RXO, Inc. (a)	155,097	3,190,345
		39,330,370
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	18,682	2,668,911
Core & Main, Inc. (a)(b)	20,972	488,857
MSC Industrial Direct Co., Inc. Class A	52,913	4,472,207
United Rentals, Inc.	19,411	9,094,636
Univar Solutions, Inc. (a)	253,175	8,797,831
		25,522,442
TOTAL INDUSTRIALS		651,759,063
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.9%
Arista Networks, Inc. (a)	53,363	7,401,448
Cisco Systems, Inc.	1,585,469	76,768,409
F5, Inc. (a)	87,906	12,568,800
Juniper Networks, Inc.	308,208	9,486,642
		106,225,299
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	10,279	1,212,819
Avnet, Inc.	46,638	2,085,185
IPG Photonics Corp. (a)	1,930	237,853
Vontier Corp.	168,324	4,405,039
		7,940,896
IT Services - 1.2%
Amdocs Ltd.	281,917	25,826,416
Fidelity National Information Services, Inc.	56,660	3,590,544
Fiserv, Inc. (a)	32,598	3,751,704
Gartner, Inc. (a)	6,197	2,031,439
Global Payments, Inc.	29,811	3,344,794
GoDaddy, Inc. (a)	10,854	821,756
Kyndryl Holdings, Inc. (a)	132,451	2,078,156
PayPal Holdings, Inc. (a)	284,835	20,963,856
Twilio, Inc. Class A (a)	32,542	2,187,148
Wix.com Ltd. (a)	26,778	2,424,212
		67,020,025
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	178,834	14,052,776
Analog Devices, Inc.	17,385	3,189,626
Broadcom, Inc.	48,514	28,831,385
Cirrus Logic, Inc. (a)	34,372	3,531,723
Impinj, Inc. (a)	9,078	1,203,924
Intel Corp.	2,316,051	57,739,151
Qorvo, Inc. (a)	306,167	30,889,189
Qualcomm, Inc.	226,598	27,991,651
Semtech Corp. (a)	103,105	3,176,665
Skyworks Solutions, Inc.	23,130	2,580,614
		173,186,704
Software - 2.5%
Adobe, Inc. (a)	80,216	25,985,973
Box, Inc. Class A (a)	389,337	12,984,389
Dropbox, Inc. Class A (a)	1,100,256	22,445,222
Microsoft Corp.	11,239	2,803,231
Palo Alto Networks, Inc. (a)	32,365	6,096,595
Salesforce.com, Inc. (a)	229,455	37,541,133
SolarWinds, Inc. (a)	84,017	715,825
Splunk, Inc. (a)	1,628	166,870
Synopsys, Inc. (a)	31,337	11,399,147
Teradata Corp. (a)	390,672	15,923,791
Workday, Inc. Class A (a)	23,103	4,284,913
		140,347,089
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc.	328,069	13,332,724
Hewlett Packard Enterprise Co.	175,595	2,741,038
NetApp, Inc.	154,309	9,960,646
Pure Storage, Inc. Class A (a)	186,816	5,331,729
		31,366,137
TOTAL INFORMATION TECHNOLOGY		526,086,150
MATERIALS - 3.4%
Chemicals - 1.3%
Ashland, Inc.	40,590	4,131,250
Avient Corp.	8,628	376,440
CF Industries Holdings, Inc.	155,404	13,347,650
Corteva, Inc.	34,233	2,132,374
Dow, Inc.	2,741	156,785
DuPont de Nemours, Inc.	156,350	11,418,241
Eastman Chemical Co.	26,869	2,289,239
Linde PLC	33,734	11,751,914
NewMarket Corp.	3,574	1,227,669
Olin Corp.	160,311	9,257,960
Westlake Corp.	144,762	17,246,945
		73,336,467
Construction Materials - 0.4%
Eagle Materials, Inc.	42,466	5,958,829
Martin Marietta Materials, Inc.	6,750	2,429,123
Vulcan Materials Co.	55,481	10,037,068
		18,425,020
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	135,139	3,216,308
Sealed Air Corp.	55,298	2,688,589
WestRock Co.	706,508	22,184,351
		28,089,248
Metals & Mining - 1.2%
Commercial Metals Co.	21,442	1,109,624
Newmont Corp.	276,772	12,070,027
Nucor Corp.	254,721	42,650,484
Reliance Steel & Aluminum Co.	38,698	9,590,912
United States Steel Corp. (b)	73,739	2,258,626
		67,679,673
TOTAL MATERIALS		187,530,408
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Homes 4 Rent Class A	461,314	14,309,960
Apartment Income (REIT) Corp.	80,418	3,039,800
AvalonBay Communities, Inc.	31,112	5,367,442
Crown Castle International Corp.	98,835	12,922,676
Equity Residential (SBI)	204,732	12,799,845
Highwoods Properties, Inc. (SBI)	115,026	3,048,189
Host Hotels & Resorts, Inc.	164,047	2,755,990
Hudson Pacific Properties, Inc.	107,855	995,502
Kilroy Realty Corp.	37,956	1,367,175
National Retail Properties, Inc.	219,930	9,967,228
National Storage Affiliates Trust	107,277	4,537,817
Park Hotels & Resorts, Inc.	259,681	3,570,614
Prologis (REIT), Inc.	35,989	4,441,043
Public Storage	72,169	21,574,923
Realty Income Corp.	402,983	25,770,763
Regency Centers Corp.	7,109	447,156
Rexford Industrial Realty, Inc.	68,302	4,129,539
SBA Communications Corp. Class A	21,247	5,510,409
Spirit Realty Capital, Inc.	35,520	1,462,714
Stag Industrial, Inc.	65,010	2,186,936
Terreno Realty Corp.	14,850	923,819
UDR, Inc.	113,829	4,876,434
Ventas, Inc.	216,969	10,555,542
		156,561,516
UTILITIES - 4.3%
Electric Utilities - 2.4%
Allete, Inc. (b)	17,898	1,095,179
Duke Energy Corp.	437,987	41,284,655
FirstEnergy Corp.	135,503	5,357,789
Hawaiian Electric Industries, Inc.	372,338	15,061,072
NextEra Energy, Inc.	526,838	37,421,303
Xcel Energy, Inc.	498,506	32,188,532
		132,408,530
Gas Utilities - 0.0%
National Fuel Gas Co.	19,978	1,144,340
UGI Corp.	6,570	244,601
		1,388,941
Multi-Utilities - 1.9%
Consolidated Edison, Inc.	358,128	31,998,737
NiSource, Inc.	585,825	16,069,180
Public Service Enterprise Group, Inc.	285,621	17,260,077
Sempra Energy	63,872	9,578,245
WEC Energy Group, Inc.	328,941	29,163,909
		104,070,148
TOTAL UTILITIES		237,867,619
TOTAL COMMON STOCKS (Cost $4,788,958,149)		5,508,179,223

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (c)	22,917,409	22,921,992
Fidelity Securities Lending Cash Central Fund 4.63% (c)(d)	63,861,435	63,867,821
TOTAL MONEY MARKET FUNDS (Cost $86,789,813)		86,789,813

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,875,747,962)	5,594,969,036
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(54,657,245)
NET ASSETS - 100.0%	5,540,311,791

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	114	Mar 2023	22,660,350	517,094	517,094

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	8,770,543	239,764,096	225,612,647	619,218	-	-	22,921,992	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	51,168,351	294,731,405	282,031,935	24,890	-	-	63,867,821	0.2%
Total	59,938,894	534,495,501	507,644,582	644,108	-	-	86,789,813

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	333,786,308	333,786,308	-	-
Consumer Discretionary	413,977,557	413,977,557	-	-
Consumer Staples	446,244,843	446,244,843	-	-
Energy	457,127,081	457,127,081	-	-
Financials	1,181,116,815	1,181,116,815	-	-
Health Care	916,121,863	916,121,863	-	-
Industrials	651,759,063	651,759,063	-	-
Information Technology	526,086,150	526,086,150	-	-
Materials	187,530,408	187,530,408	-	-
Real Estate	156,561,516	156,561,516	-	-
Utilities	237,867,619	237,867,619	-	-

Money Market Funds	86,789,813	86,789,813	-	-
Total Investments in Securities:	5,594,969,036	5,594,969,036	-	-
Derivative Instruments:

Assets
Futures Contracts	517,094	517,094	-	-
Total Assets	517,094	517,094	-	-
Total Derivative Instruments:	517,094	517,094	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	517,094	0
Total Equity Risk	517,094	0
Total Value of Derivatives	517,094	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Large Cap Value Enhanced Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,454,277) - See accompanying schedule:
Unaffiliated issuers (cost $4,788,958,149)	$5,508,179,223
Fidelity Central Funds (cost $86,789,813)	86,789,813

Total Investment in Securities (cost $4,875,747,962)		$5,594,969,036
Segregated cash with brokers for derivative instruments		1,250,800
Receivable for investments sold		52,375,001
Receivable for fund shares sold		2,535,101
Dividends receivable		10,966,666
Distributions receivable from Fidelity Central Funds		107,732
Total assets		5,662,204,336
Liabilities
Payable for investments purchased	$54,179,188
Payable for fund shares redeemed	1,931,036
Accrued management fee	1,846,287
Payable for daily variation margin on futures contracts	71,214
Collateral on securities loaned	63,864,820
Total Liabilities		121,892,545
Net Assets		$5,540,311,791
Net Assets consist of:
Paid in capital		$4,789,013,274
Total accumulated earnings (loss)		751,298,517
Net Assets		$5,540,311,791
Net Asset Value , offering price and redemption price per share ($5,540,311,791 ÷ 383,514,881 shares)		$14.45

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$61,630,631
Interest		30,985
Income from Fidelity Central Funds (including $24,890 from security lending)		644,108
Total Income		62,305,724
Expenses
Management fee	$10,979,018
Independent trustees' fees and expenses	10,273
Interest	24,271
Total expenses before reductions	11,013,562
Expense reductions	(752)
Total expenses after reductions		11,012,810
Net Investment income (loss)		51,292,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	42,663,457
Futures contracts	(529,158)
Total net realized gain (loss)		42,134,299
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	125,783,790
Futures contracts	489,991
Total change in net unrealized appreciation (depreciation)		126,273,781
Net gain (loss)		168,408,080
Net increase (decrease) in net assets resulting from operations		$219,700,994
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,292,914	$109,310,484
Net realized gain (loss)	42,134,299	269,166,406
Change in net unrealized appreciation (depreciation)	126,273,781	(702,930,899)
Net increase (decrease) in net assets resulting from operations	219,700,994	(324,454,009)
Distributions to shareholders	(257,200,574)	(697,082,541)
Share transactions
Proceeds from sales of shares	294,420,071	1,055,115,905
Reinvestment of distributions	243,302,994	669,849,842
Cost of shares redeemed	(651,303,916)	(1,199,545,360)
Net increase (decrease) in net assets resulting from share transactions	(113,580,851)	525,420,387
Total increase (decrease) in net assets	(151,080,431)	(496,116,163)

Net Assets
Beginning of period	5,691,392,222	6,187,508,385
End of period	$5,540,311,791	$5,691,392,222

Other Information
Shares
Sold	20,571,691	67,688,693
Issued in reinvestment of distributions	16,907,783	42,939,093
Redeemed	(45,158,664)	(77,436,714)
Net increase (decrease)	(7,679,190)	33,191,072

Financial Highlights
Fidelity® Large Cap Value Enhanced Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.55	$17.28	$12.63	$12.81	$13.81	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.13	.28	.25	.28	.30	.30
Net realized and unrealized gain (loss)	.44	(1.04)	4.63	- C	(.46)	1.57
Total from investment operations	.57	(.76)	4.88	.28	(.16)	1.87
Distributions from net investment income	(.22)	(.33) D	(.23)	(.29)	(.31)	(.22)
Distributions from net realized gain	(.45)	(1.64) D	-	(.17)	(.54)	(.34)
Total distributions	(.67)	(1.97)	(.23)	(.46)	(.84) E	(.56)
Net asset value, end of period	$14.45	$14.55	$17.28	$12.63	$12.81	$13.81
Total Return F,G	3.91%	(5.18)%	39.12%	1.95%	(.77)%	15.20%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.39% J	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.39% J	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.39% J	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	1.82% J	1.76%	1.65%	2.21%	2.37%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$5,540,312	$5,691,392	$6,187,508	$3,887,139	$3,757,353	$3,925,278
Portfolio turnover rate K	75% J	112%	75%	81%	94%	99%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.1
Microsoft Corp.	5.5
Berkshire Hathaway, Inc. Class B	2.2
Amazon.com, Inc.	2.1
UnitedHealth Group, Inc.	1.8
Alphabet, Inc. Class C	1.8
Meta Platforms, Inc. Class A	1.7
Alphabet, Inc. Class A	1.6
Johnson & Johnson	1.6
JPMorgan Chase & Co.	1.5
25.9

Market Sectors (% of Fund's net assets)

Information Technology	26.8
Health Care	13.9
Consumer Discretionary	12.4
Financials	12.0
Industrials	10.3
Consumer Staples	6.8
Communication Services	6.8
Energy	4.6
Materials	2.6
Utilities	1.8
Real Estate	1.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 2.1%

Fidelity® Large Cap Core Enhanced Index Fund
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	176,802	6,861,686
Entertainment - 0.3%
Activision Blizzard, Inc.	12,777	974,246
Electronic Arts, Inc.	27,284	3,026,887
The Walt Disney Co. (a)	7,096	706,833
		4,707,966
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	330,200	29,737,812
Class C (a)	377,025	34,045,358
Meta Platforms, Inc. Class A (a)	180,303	31,542,207
		95,325,377
Media - 1.0%
Comcast Corp. Class A	486,411	18,079,897
TOTAL COMMUNICATION SERVICES		124,974,926
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 1.7%
General Motors Co.	96,691	3,745,809
Harley-Davidson, Inc.	134,060	6,374,553
Tesla, Inc. (a)	99,372	20,441,814
		30,562,176
Distributors - 0.1%
LKQ Corp.	29,950	1,715,836
Diversified Consumer Services - 0.1%
Service Corp. International	27,533	1,859,303
Hotels, Restaurants & Leisure - 3.6%
Airbnb, Inc. Class A (a)	75,715	9,334,145
Booking Holdings, Inc. (a)	6,171	15,575,604
Chipotle Mexican Grill, Inc. (a)	3,421	5,100,985
Expedia, Inc. (a)	12,918	1,407,674
Hyatt Hotels Corp. Class A (a)	2,823	328,146
McDonald's Corp.	52,988	13,984,063
Starbucks Corp. (b)	154,037	15,725,637
Yum! Brands, Inc.	36,108	4,591,493
		66,047,747
Household Durables - 0.4%
NVR, Inc. (a)	1,348	6,974,040
Toll Brothers, Inc.	17,041	1,021,438
Whirlpool Corp. (b)	564	77,821
		8,073,299
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	421,831	39,749,135
eBay, Inc.	199,864	9,173,758
		48,922,893
Specialty Retail - 3.0%
AutoZone, Inc. (a)	1,648	4,097,818
Bath & Body Works, Inc.	18,264	746,450
Lowe's Companies, Inc.	37,190	7,651,843
O'Reilly Automotive, Inc. (a)	7,929	6,581,863
The Home Depot, Inc.	63,288	18,767,424
TJX Companies, Inc.	159,284	12,201,154
Ulta Beauty, Inc. (a)	10,798	5,602,002
Williams-Sonoma, Inc.	2,554	319,046
		55,967,600
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	135,403	16,084,522
TOTAL CONSUMER DISCRETIONARY		229,233,376
CONSUMER STAPLES - 6.8%
Beverages - 1.7%
PepsiCo, Inc.	55,107	9,562,718
The Coca-Cola Co.	360,883	21,476,147
		31,038,865
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	20,785	10,063,681
Kroger Co.	101,415	4,375,043
Walmart, Inc.	9,755	1,386,478
		15,825,202
Food Products - 1.9%
Archer Daniels Midland Co.	85,932	6,840,187
Conagra Brands, Inc.	94,992	3,458,659
Mondelez International, Inc.	220,271	14,357,264
The Kraft Heinz Co.	284,064	11,061,452
		35,717,562
Household Products - 1.3%
Church & Dwight Co., Inc.	14,804	1,240,279
Colgate-Palmolive Co.	57,395	4,207,054
Procter & Gamble Co.	136,585	18,788,633
		24,235,966
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	30,197	7,339,381
Tobacco - 0.6%
Altria Group, Inc.	117,200	5,441,596
Philip Morris International, Inc.	61,535	5,987,356
		11,428,952
TOTAL CONSUMER STAPLES		125,585,928
ENERGY - 4.6%
Energy Equipment & Services - 0.5%
Halliburton Co.	23,682	857,999
Schlumberger Ltd.	147,249	7,835,119
Weatherford International PLC (a)	1,568	104,460
		8,797,578
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy, Inc.	9,997	1,572,928
Chevron Corp.	119,708	19,245,455
Coterra Energy, Inc.	32,469	810,751
Diamondback Energy, Inc.	4,398	618,271
DT Midstream, Inc.	1,799	90,310
EOG Resources, Inc.	51,035	5,767,976
Exxon Mobil Corp.	249,935	27,470,356
Marathon Oil Corp.	168,291	4,232,519
Marathon Petroleum Corp.	53,768	6,645,725
Murphy Oil Corp.	27,207	1,061,617
Occidental Petroleum Corp.	69,288	4,057,505
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	336,163
Phillips 66 Co.	12,526	1,284,667
Pioneer Natural Resources Co.	7,828	1,568,809
Targa Resources Corp.	24,607	1,823,379
		76,586,431
TOTAL ENERGY		85,384,009
FINANCIALS - 12.0%
Banks - 3.6%
Bank of America Corp.	519,230	17,809,589
Citigroup, Inc.	889	45,063
Citizens Financial Group, Inc.	11,862	495,357
East West Bancorp, Inc.	66,991	5,105,384
Fifth Third Bancorp	69,939	2,538,786
JPMorgan Chase & Co.	200,887	28,797,151
PNC Financial Services Group, Inc.	200	31,584
Synovus Financial Corp.	27,825	1,163,363
U.S. Bancorp	117,612	5,613,621
Wells Fargo & Co.	111,811	5,229,400
		66,829,298
Capital Markets - 2.8%
Bank of New York Mellon Corp.	232,920	11,850,970
Cboe Global Markets, Inc.	44,893	5,664,150
Charles Schwab Corp.	28,264	2,202,331
CME Group, Inc.	24,253	4,495,536
FactSet Research Systems, Inc.	4,754	1,970,771
Goldman Sachs Group, Inc.	23,998	8,438,897
Interactive Brokers Group, Inc.	14,605	1,257,637
LPL Financial	40,912	10,209,999
MarketAxess Holdings, Inc.	1,914	653,535
NASDAQ, Inc.	22,926	1,285,232
Stifel Financial Corp.	19,073	1,274,649
Tradeweb Markets, Inc. Class A	35,571	2,521,628
		51,825,335
Consumer Finance - 1.1%
American Express Co.	86,308	15,016,729
Capital One Financial Corp.	25,114	2,739,435
Synchrony Financial	45,267	1,616,485
		19,372,649
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	130,785	39,912,966
Insurance - 2.3%
Aon PLC	14,995	4,559,230
Everest Re Group Ltd.	17,971	6,900,325
Hartford Financial Services Group, Inc.	31,846	2,492,905
Kinsale Capital Group, Inc.	390	124,293
Loews Corp.	4,687	286,329
Marsh & McLennan Companies, Inc.	13,147	2,131,655
Progressive Corp.	101,500	14,567,280
Reinsurance Group of America, Inc.	8,887	1,283,905
Ryan Specialty Group Holdings, Inc. (a)(b)	42,303	1,781,802
The Travelers Companies, Inc.	15,493	2,868,064
W.R. Berkley Corp.	94,115	6,229,472
		43,225,260
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp. (b)	40,848	591,888
TOTAL FINANCIALS		221,757,396
HEALTH CARE - 13.9%
Biotechnology - 2.1%
AbbVie, Inc.	37,232	5,730,005
Amgen, Inc.	34,345	7,956,363
Biogen, Inc. (a)	10,912	2,944,712
Gilead Sciences, Inc.	176,150	14,185,360
Incyte Corp. (a)	13,825	1,064,249
Sarepta Therapeutics, Inc. (a)	1,242	151,685
United Therapeutics Corp. (a)	19,357	4,762,596
Vir Biotechnology, Inc. (a)	65,850	1,501,380
		38,296,350
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	172,878	17,585,150
Becton, Dickinson & Co.	3,434	805,445
IDEXX Laboratories, Inc. (a)	174	82,344
Intuitive Surgical, Inc. (a)	5,744	1,317,616
Medtronic PLC	33,863	2,803,856
Zimmer Biomet Holdings, Inc.	43,756	5,420,056
Zimvie, Inc. (a)	13,521	153,869
		28,168,336
Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	21,167	3,292,739
Centene Corp. (a)	23,559	1,611,436
Cigna Group	15,900	4,644,390
CVS Health Corp.	179,587	15,002,698
Elevance Health, Inc.	33,522	15,744,278
Humana, Inc.	1,907	944,003
McKesson Corp.	13,200	4,617,492
Quest Diagnostics, Inc.	10,452	1,446,139
UnitedHealth Group, Inc.	71,885	34,212,947
		81,516,122
Life Sciences Tools & Services - 0.5%
Danaher Corp.	23,505	5,818,193
IQVIA Holdings, Inc. (a)	1,177	245,369
Thermo Fisher Scientific, Inc.	7,555	4,092,997
		10,156,559
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	249,463	17,202,968
Eli Lilly & Co.	39,699	12,355,123
Johnson & Johnson	187,942	28,803,991
Merck & Co., Inc.	180,767	19,204,686
Pfizer, Inc.	536,874	21,780,978
		99,347,746
TOTAL HEALTH CARE		257,485,113
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
General Dynamics Corp.	17,022	3,879,484
L3Harris Technologies, Inc.	7,031	1,484,877
Lockheed Martin Corp.	30,261	14,351,582
Northrop Grumman Corp.	14,529	6,743,054
Parsons Corp. (a)	90,276	4,065,128
Raytheon Technologies Corp.	56,403	5,532,570
Textron, Inc.	110,374	8,005,426
		44,062,121
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	37,956	6,926,590
Building Products - 0.6%
Allegion PLC	26,962	3,038,887
Carrier Global Corp.	148,015	6,665,115
Johnson Controls International PLC	2,573	161,379
Trane Technologies PLC	6,283	1,162,167
		11,027,548
Commercial Services & Supplies - 0.6%
Cintas Corp.	17,229	7,554,400
Republic Services, Inc.	17,331	2,234,486
Rollins, Inc.	10,872	382,694
Waste Management, Inc.	5,751	861,270
		11,032,850
Construction & Engineering - 0.6%
AECOM	104,036	8,984,549
Comfort Systems U.S.A., Inc.	3,492	507,876
EMCOR Group, Inc.	3,588	599,985
		10,092,410
Electrical Equipment - 1.0%
Acuity Brands, Inc.	24,393	4,731,266
AMETEK, Inc.	28,509	4,035,734
Emerson Electric Co.	109,431	9,051,038
nVent Electric PLC	31,604	1,448,727
		19,266,765
Industrial Conglomerates - 0.4%
3M Co.	65,152	7,019,476
Machinery - 2.6%
AGCO Corp.	21,537	3,032,625
Allison Transmission Holdings, Inc.	58,827	2,794,283
Caterpillar, Inc.	35,205	8,433,358
Deere & Co.	37,077	15,544,161
Fortive Corp.	105,555	7,036,296
Otis Worldwide Corp.	25,001	2,115,585
PACCAR, Inc.	95,889	6,923,186
Parker Hannifin Corp.	7,265	2,556,190
		48,435,684
Professional Services - 0.1%
Leidos Holdings, Inc.	26,883	2,609,533
Road & Rail - 1.4%
CSX Corp.	420,481	12,820,466
Norfolk Southern Corp.	11,326	2,546,311
Union Pacific Corp.	51,735	10,723,631
		26,090,408
Trading Companies & Distributors - 0.2%
Fastenal Co.	41,780	2,154,177
Univar Solutions, Inc. (a)	27,966	971,819
		3,125,996
TOTAL INDUSTRIALS		189,689,381
INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.9%
Arista Networks, Inc. (a)	85,281	11,828,475
Cisco Systems, Inc.	430,573	20,848,345
F5, Inc. (a)	18,292	2,615,390
		35,292,210
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	1,594	254,976
Vontier Corp.	76,389	1,999,100
		2,254,076
IT Services - 3.3%
Accenture PLC Class A	5,063	1,344,480
Amdocs Ltd.	4,183	383,205
Automatic Data Processing, Inc.	3,512	772,008
Gartner, Inc. (a)	6,054	1,984,562
Global Payments, Inc.	12,202	1,369,064
GoDaddy, Inc. (a)	56,872	4,305,779
MasterCard, Inc. Class A	64,461	22,902,349
Paychex, Inc.	8,689	959,266
PayPal Holdings, Inc. (a)	150,850	11,102,560
VeriSign, Inc. (a)	26,376	5,191,588
Visa, Inc. Class A	45,962	10,108,882
		60,423,743
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)	3,714	291,846
Analog Devices, Inc.	37,965	6,965,439
Applied Materials, Inc.	11,232	1,304,597
Broadcom, Inc.	39,284	23,346,088
Enphase Energy, Inc. (a)	26,253	5,527,044
Impinj, Inc. (a)	9,660	1,281,109
Intel Corp.	598,838	14,929,031
Lattice Semiconductor Corp. (a)	7,736	657,251
Microchip Technology, Inc.	95,013	7,698,903
NVIDIA Corp.	94,841	22,018,287
NXP Semiconductors NV	15,040	2,684,339
Qorvo, Inc. (a)	64,477	6,505,085
Qualcomm, Inc.	137,363	16,968,451
		110,177,470
Software - 8.7%
Adobe, Inc. (a)	52,883	17,131,448
Dropbox, Inc. Class A (a)	322,402	6,577,001
Gen Digital, Inc.	28,601	558,006
Microsoft Corp.	406,473	101,382,496
New Relic, Inc. (a)	25,754	1,879,269
Palo Alto Networks, Inc. (a)	54,302	10,228,868
RingCentral, Inc. (a)	46,577	1,538,904
Salesforce.com, Inc. (a)	35,512	5,810,118
Synopsys, Inc. (a)	36,353	13,223,767
Teradata Corp. (a)	3,266	133,122
Workday, Inc. Class A (a)	13,838	2,566,534
		161,029,533
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	767,078	113,074,955
NetApp, Inc.	72,907	4,706,147
Pure Storage, Inc. Class A (a)	331,016	9,447,197
		127,228,299
TOTAL INFORMATION TECHNOLOGY		496,405,331
MATERIALS - 2.6%
Chemicals - 1.4%
CF Industries Holdings, Inc.	107,303	9,216,255
Ecolab, Inc.	5,718	911,278
Linde PLC	16,034	5,585,765
Olin Corp.	65,551	3,785,570
Sherwin-Williams Co.	14,319	3,169,511
Westlake Corp.	29,946	3,567,766
		26,236,145
Construction Materials - 0.2%
Eagle Materials, Inc.	26,402	3,704,729
Containers & Packaging - 0.5%
Sealed Air Corp.	101,588	4,939,209
WestRock Co.	124,389	3,905,815
		8,845,024
Metals & Mining - 0.5%
Newmont Corp.	48,719	2,124,636
Nucor Corp.	44,855	7,510,521
		9,635,157
TOTAL MATERIALS		48,421,055
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle International Corp.	27,901	3,648,056
Equity Residential (SBI)	20,561	1,285,474
Kilroy Realty Corp.	8,105	291,942
National Retail Properties, Inc.	12,434	563,509
National Storage Affiliates Trust	30,135	1,274,711
Public Storage	37,480	11,204,646
SBA Communications Corp. Class A	13,830	3,586,811
Ventas, Inc.	89,355	4,347,121
		26,202,270
UTILITIES - 1.8%
Electric Utilities - 0.8%
FirstEnergy Corp.	75,628	2,990,331
Hawaiian Electric Industries, Inc.	113,469	4,589,821
Xcel Energy, Inc.	131,793	8,509,874
		16,090,026
Multi-Utilities - 1.0%
Consolidated Edison, Inc.	97,500	8,711,625
Sempra Energy	11,557	1,733,088
WEC Energy Group, Inc.	87,105	7,722,729
		18,167,442
TOTAL UTILITIES		34,257,468
TOTAL COMMON STOCKS (Cost $1,498,699,439)		1,839,396,253

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (c)	5,728,381	5,729,527
Fidelity Securities Lending Cash Central Fund 4.63% (c)(d)	15,871,513	15,873,100
TOTAL MONEY MARKET FUNDS (Cost $21,602,627)		21,602,627

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,520,302,066)	1,860,998,880
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(10,923,276)
NET ASSETS - 100.0%	1,850,075,604

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	38	Mar 2023	7,553,450	209,432	209,432

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $13,062,444.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	91,438,262	131,940,091	217,648,826	283,718	35	(35)	5,729,527	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	-	31,512,681	15,639,581	1,777	-	-	15,873,100	0.1%
Total	91,438,262	163,452,772	233,288,407	285,495	35	(35)	21,602,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	124,974,926	124,974,926	-	-
Consumer Discretionary	229,233,376	229,233,376	-	-
Consumer Staples	125,585,928	125,585,928	-	-
Energy	85,384,009	85,384,009	-	-
Financials	221,757,396	221,757,396	-	-
Health Care	257,485,113	257,485,113	-	-
Industrials	189,689,381	189,689,381	-	-
Information Technology	496,405,331	496,405,331	-	-
Materials	48,421,055	48,421,055	-	-
Real Estate	26,202,270	26,202,270	-	-
Utilities	34,257,468	34,257,468	-	-

Money Market Funds	21,602,627	21,602,627	-	-
Total Investments in Securities:	1,860,998,880	1,860,998,880	-	-
Derivative Instruments:

Assets
Futures Contracts	209,432	209,432	-	-
Total Assets	209,432	209,432	-	-
Total Derivative Instruments:	209,432	209,432	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	209,432	0
Total Equity Risk	209,432	0
Total Value of Derivatives	209,432	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Large Cap Core Enhanced Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,473,889) - See accompanying schedule:
Unaffiliated issuers (cost $1,498,699,439)	$1,839,396,253
Fidelity Central Funds (cost $21,602,627)	21,602,627

Total Investment in Securities (cost $1,520,302,066)		$1,860,998,880
Segregated cash with brokers for derivative instruments		530,000
Receivable for investments sold		22,656,625
Receivable for fund shares sold		1,320,130
Dividends receivable		2,775,095
Distributions receivable from Fidelity Central Funds		45,763
Total assets		1,888,326,493
Liabilities
Payable for investments purchased	$20,092,609
Payable for fund shares redeemed	1,630,855
Accrued management fee	620,950
Payable for daily variation margin on futures contracts	33,375
Collateral on securities loaned	15,873,100
Total Liabilities		38,250,889
Net Assets		$1,850,075,604
Net Assets consist of:
Paid in capital		$1,587,011,322
Total accumulated earnings (loss)		263,064,282
Net Assets		$1,850,075,604
Net Asset Value , offering price and redemption price per share ($1,850,075,604 ÷ 100,510,444 shares)		$18.41

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$16,446,980
Interest		20,941
Income from Fidelity Central Funds (including $1,777 from security lending)		285,495
Total Income		16,753,416
Expenses
Management fee	$3,910,631
Independent trustees' fees and expenses	3,775
Interest	20,138
Total expenses before reductions	3,934,544
Expense reductions	(1,626)
Total expenses after reductions		3,932,918
Net Investment income (loss)		12,820,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(61,288,033)
Fidelity Central Funds	35
Futures contracts	1,576,113
Total net realized gain (loss)		(59,711,885)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	42,296,108
Fidelity Central Funds	(35)
Futures contracts	(744,185)
Total change in net unrealized appreciation (depreciation)		41,551,888
Net gain (loss)		(18,159,997)
Net increase (decrease) in net assets resulting from operations		$(5,339,499)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,820,498	$19,467,302
Net realized gain (loss)	(59,711,885)	12,825,524
Change in net unrealized appreciation (depreciation)	41,551,888	(204,549,067)
Net increase (decrease) in net assets resulting from operations	(5,339,499)	(172,256,241)
Distributions to shareholders	(22,292,999)	(204,215,644)
Share transactions
Proceeds from sales of shares	349,710,645	1,542,789,506
Reinvestment of distributions	18,530,259	176,281,500
Cost of shares redeemed	(952,644,135)	(389,268,600)
Net increase (decrease) in net assets resulting from share transactions	(584,403,231)	1,329,802,406
Total increase (decrease) in net assets	(612,035,729)	953,330,521

Net Assets
Beginning of period	2,462,111,333	1,508,780,812
End of period	$1,850,075,604	$2,462,111,333

Other Information
Shares
Sold	19,310,463	79,739,464
Issued in reinvestment of distributions	1,043,371	8,430,488
Redeemed	(53,073,347)	(19,431,162)
Net increase (decrease)	(32,719,513)	68,738,790

Financial Highlights
Fidelity® Large Cap Core Enhanced Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.48	$23.40	$18.12	$15.21	$16.22	$13.74
Income from Investment Operations
Net investment income (loss) A,B	.12	.24	.22	.24	.27	.27
Net realized and unrealized gain (loss)	.03 C	(2.08)	5.50	3.06	(.27)	2.74
Total from investment operations	.15	(1.84)	5.72	3.30	-	3.01
Distributions from net investment income	(.15)	(.36) D	(.22)	(.26)	(.24)	(.19)
Distributions from net realized gain	(.08)	(2.72) D	(.22)	(.13)	(.78)	(.33)
Total distributions	(.22) E	(3.08)	(.44)	(.39)	(1.01) E	(.53) E
Net asset value, end of period	$18.41	$18.48	$23.40	$18.12	$15.21	$16.22
Total Return F,G	.87%	(9.41)%	32.14%	21.97%	.65%	22.32%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.39% J	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.39% J	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.39% J	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	1.28% J	1.18%	1.09%	1.49%	1.81%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,850,076	$2,462,111	$1,508,781	$1,087,245	$834,635	$758,736
Portfolio turnover rate K	103% J	104%	83%	63%	77%	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Mid Cap Enhanced Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Synopsys, Inc.	1.1
O'Reilly Automotive, Inc.	1.0
Nucor Corp.	1.0
AutoZone, Inc.	1.0
Agilent Technologies, Inc.	0.9
Carrier Global Corp.	0.9
United Rentals, Inc.	0.9
Cintas Corp.	0.9
Biogen, Inc.	0.9
Cheniere Energy, Inc.	0.8
9.4

Market Sectors (% of Fund's net assets)

Industrials	17.7
Information Technology	17.5
Consumer Discretionary	13.7
Financials	12.6
Health Care	10.5
Real Estate	6.5
Materials	6.1
Energy	5.3
Utilities	4.1
Consumer Staples	2.6
Communication Services	1.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 4%

Fidelity® Mid Cap Enhanced Index Fund
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	38,191	2,752,043
Playtika Holding Corp. (a)	333,174	3,198,470
Spotify Technology SA (a)	43,024	5,003,691
		10,954,204
Interactive Media & Services - 0.3%
Pinterest, Inc. Class A (a)	97,435	2,446,593
Vimeo, Inc. (a)(b)	434,824	1,665,376
		4,111,969
Media - 1.0%
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	70,713	2,290,394
Series C (a)	80,948	2,608,145
News Corp.:
Class A	352,147	6,039,321
Class B	150,270	2,593,660
The Trade Desk, Inc. (a)	86,029	4,814,183
		18,345,703
TOTAL COMMUNICATION SERVICES		33,411,876
CONSUMER DISCRETIONARY - 13.7%
Automobiles - 0.6%
Harley-Davidson, Inc.	222,802	10,594,235
Distributors - 1.0%
Genuine Parts Co.	75,891	13,422,082
LKQ Corp.	80,631	4,619,350
		18,041,432
Diversified Consumer Services - 0.4%
H&R Block, Inc.	176,239	6,485,595
Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc. Class A (a)	74,753	9,215,550
Booking Holdings, Inc. (a)	4,055	10,234,820
Caesars Entertainment, Inc. (a)	143,437	7,280,862
Chipotle Mexican Grill, Inc. (a)	10,158	15,146,391
Expedia, Inc. (a)	63,161	6,882,654
International Game Technology PLC (b)	268,562	7,133,007
MGM Resorts International (b)	236,660	10,178,747
Wendy's Co. (b)	439,931	9,660,885
Yum! Brands, Inc.	21,351	2,714,993
		78,447,909
Household Durables - 1.7%
NVR, Inc. (a)	1,699	8,789,980
Toll Brothers, Inc.	186,862	11,200,508
TopBuild Corp. (a)	52,209	10,838,066
Whirlpool Corp. (b)	7,833	1,080,797
		31,909,351
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	246,112	11,296,541
Etsy, Inc. (a)	45,579	5,533,746
		16,830,287
Multiline Retail - 0.4%
Macy's, Inc.	362,784	7,422,561
Specialty Retail - 4.0%
AutoZone, Inc. (a)	6,939	17,254,101
Bath & Body Works, Inc.	36,553	1,493,921
Dick's Sporting Goods, Inc.	46,256	5,949,909
GameStop Corp. Class A (b)	24,356	468,366
O'Reilly Automotive, Inc. (a)	22,127	18,367,623
Ross Stores, Inc.	91,310	10,093,407
Ulta Beauty, Inc. (a)	24,450	12,684,660
Williams-Sonoma, Inc.	45,308	5,659,875
		71,971,862
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	17,395	2,117,145
Tapestry, Inc.	92,894	4,041,818
Under Armour, Inc.:
Class A (sub. vtg.) (a)	169,791	1,686,025
Class C (non-vtg.) (a)	45,513	400,514
		8,245,502
TOTAL CONSUMER DISCRETIONARY		249,948,734
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.6%
Kroger Co.	245,007	10,569,602
Food Products - 1.6%
Archer Daniels Midland Co.	51,006	4,060,078
Conagra Brands, Inc.	256,480	9,338,437
Darling Ingredients, Inc. (a)	57,129	3,614,552
Lamb Weston Holdings, Inc.	89,214	8,978,497
The Kraft Heinz Co.	80,759	3,144,755
		29,136,319
Personal Products - 0.4%
Coty, Inc. Class A (a)	705,825	7,975,823
TOTAL CONSUMER STAPLES		47,681,744
ENERGY - 5.3%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	10,197	312,028
Halliburton Co.	280,343	10,156,827
Schlumberger Ltd.	123,723	6,583,301
		17,052,156
Oil, Gas & Consumable Fuels - 4.4%
Cheniere Energy, Inc.	97,828	15,392,258
Coterra Energy, Inc.	235,653	5,884,255
Devon Energy Corp.	108,552	5,853,124
Diamondback Energy, Inc.	42,043	5,910,405
Hess Corp.	8,285	1,115,990
Marathon Oil Corp.	452,231	11,373,610
Occidental Petroleum Corp.	21,531	1,260,855
ONEOK, Inc.	103,720	6,788,474
Ovintiv, Inc.	24,233	1,036,445
PDC Energy, Inc.	7,571	508,090
Phillips 66 Co.	124,096	12,727,286
Southwestern Energy Co. (a)	202,463	1,073,054
Targa Resources Corp.	60,563	4,487,718
The Williams Companies, Inc.	220,024	6,622,722
		80,034,286
TOTAL ENERGY		97,086,442
FINANCIALS - 12.6%
Banks - 3.0%
Citizens Financial Group, Inc.	312,258	13,039,894
East West Bancorp, Inc.	144,234	10,992,073
Fifth Third Bancorp	364,068	13,215,668
First Hawaiian, Inc.	56,543	1,546,451
First Horizon National Corp.	11,929	295,481
First Republic Bank	43,977	5,409,611
FNB Corp., Pennsylvania	58,987	841,744
Regions Financial Corp.	106,413	2,481,551
Synovus Financial Corp.	115,283	4,819,982
Wintrust Financial Corp.	17,914	1,650,417
		54,292,872
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	5,587	890,624
Ameriprise Financial, Inc.	20,290	6,956,832
Bank of New York Mellon Corp.	290,007	14,755,556
Cboe Global Markets, Inc.	36,140	4,559,784
FactSet Research Systems, Inc.	5,013	2,078,139
Interactive Brokers Group, Inc.	70,292	6,052,844
Jefferies Financial Group, Inc.	85,502	3,231,121
LPL Financial	54,785	13,672,145
NASDAQ, Inc.	217,099	12,170,570
Raymond James Financial, Inc.	110,156	11,947,520
Robinhood Markets, Inc. (a)(b)	357,719	3,602,230
Stifel Financial Corp.	87,692	5,860,456
Tradeweb Markets, Inc. Class A	73,616	5,218,638
Virtu Financial, Inc. Class A	42,940	789,237
		91,785,696
Consumer Finance - 0.6%
Discover Financial Services	1,353	151,536
Synchrony Financial	303,523	10,838,806
		10,990,342
Insurance - 3.7%
AFLAC, Inc.	13,645	929,907
Arthur J. Gallagher & Co.	47,814	8,957,953
Brown & Brown, Inc.	182,388	10,226,495
Everest Re Group Ltd.	24,288	9,325,863
F&G Annuities & Life, Inc.	10,389	211,624
Fidelity National Financial, Inc.	84,696	3,375,983
Hartford Financial Services Group, Inc.	46,896	3,671,019
Progressive Corp.	24,229	3,477,346
Prudential Financial, Inc.	106,960	10,696,000
Reinsurance Group of America, Inc.	32,391	4,679,528
W.R. Berkley Corp.	168,523	11,154,537
		66,706,255
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	203,205	4,202,279
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	99,935	1,375,106
TOTAL FINANCIALS		229,352,550
HEALTH CARE - 10.5%
Biotechnology - 3.1%
Biogen, Inc. (a)	57,270	15,454,882
Exelixis, Inc. (a)	40,607	693,568
Gilead Sciences, Inc.	107,417	8,650,291
Horizon Therapeutics PLC (a)	22,053	2,414,583
Incyte Corp. (a)	149,402	11,500,966
Ionis Pharmaceuticals, Inc. (a)	63,898	2,293,938
Regeneron Pharmaceuticals, Inc. (a)	2,504	1,904,092
Sarepta Therapeutics, Inc. (a)	44,124	5,388,864
Seagen, Inc. (a)	9,425	1,693,578
Ultragenyx Pharmaceutical, Inc. (a)	50,133	2,230,417
United Therapeutics Corp. (a)	16,213	3,989,047
		56,214,226
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (c)	3,289	3,355
Becton, Dickinson & Co.	2,319	543,921
Dentsply Sirona, Inc.	124,603	4,743,636
Hologic, Inc. (a)	103,503	8,242,979
IDEXX Laboratories, Inc. (a)	24,620	11,651,169
QuidelOrtho Corp. (a)	32,311	2,809,118
Shockwave Medical, Inc. (a)	9,729	1,850,845
Zimmer Biomet Holdings, Inc.	104,800	12,981,576
Zimvie, Inc. (a)	23,607	268,648
		43,095,247
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	41,611	6,473,007
Elevance Health, Inc.	19,114	8,977,272
Guardant Health, Inc. (a)	102,111	3,154,209
Humana, Inc.	2,974	1,472,189
Molina Healthcare, Inc. (a)	38,171	10,509,621
Quest Diagnostics, Inc.	9,151	1,266,132
		31,852,430
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	137,373	6,527,965
Agilent Technologies, Inc.	115,673	16,422,096
IQVIA Holdings, Inc. (a)	6,011	1,253,113
Mettler-Toledo International, Inc. (a)	8,981	12,876,150
QIAGEN NV (a)	30,429	1,398,213
Syneos Health, Inc. (a)	57,851	2,326,767
Waters Corp. (a)	19,564	6,082,252
		46,886,556
Pharmaceuticals - 0.7%
Elanco Animal Health, Inc. (a)	70,814	812,237
Jazz Pharmaceuticals PLC (a)	14,546	2,042,258
Viatris, Inc.	902,528	10,288,819
		13,143,314
TOTAL HEALTH CARE		191,191,773
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	55,859	11,189,116
Parsons Corp. (a)	187,909	8,461,542
Textron, Inc.	169,806	12,316,029
		31,966,687
Airlines - 1.1%
Delta Air Lines, Inc. (a)	213,162	8,172,631
United Airlines Holdings, Inc. (a)	250,310	13,006,108
		21,178,739
Building Products - 1.5%
Allegion PLC	30,686	3,458,619
Carrier Global Corp.	360,683	16,241,555
Johnson Controls International PLC	11,821	741,413
Owens Corning	207	20,243
Trane Technologies PLC	37,318	6,902,710
		27,364,540
Commercial Services & Supplies - 2.0%
Cintas Corp.	36,565	16,032,656
Republic Services, Inc.	92,828	11,968,314
Rollins, Inc.	176,308	6,206,042
Tetra Tech, Inc.	14,432	1,975,596
		36,182,608
Construction & Engineering - 0.8%
AECOM	134,909	11,650,741
EMCOR Group, Inc.	20,411	3,413,127
		15,063,868
Electrical Equipment - 2.0%
Acuity Brands, Inc.	52,487	10,180,379
AMETEK, Inc.	88,718	12,558,920
Atkore, Inc. (a)	14,448	2,109,697
nVent Electric PLC	245,948	11,274,256
		36,123,252
Machinery - 3.6%
AGCO Corp.	80,264	11,301,974
Allison Transmission Holdings, Inc.	219,715	10,436,463
Cummins, Inc.	37,020	8,998,822
Donaldson Co., Inc.	26,289	1,662,779
Fortive Corp.	195,724	13,046,962
Otis Worldwide Corp.	36,223	3,065,190
PACCAR, Inc.	118,834	8,579,815
Parker Hannifin Corp.	16,948	5,963,154
Snap-On, Inc.	7,705	1,916,079
		64,971,238
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp. Class A	85,683	8,116,751
CoStar Group, Inc. (a)	105,571	7,459,647
Leidos Holdings, Inc.	78,194	7,590,292
		23,166,690
Road & Rail - 1.3%
CSX Corp.	158,587	4,835,318
Old Dominion Freight Lines, Inc.	25,675	8,710,501
Schneider National, Inc. Class B	35,084	984,457
XPO, Inc. (a)	271,562	9,059,308
		23,589,584
Trading Companies & Distributors - 2.4%
Fastenal Co.	169,878	8,758,910
United Rentals, Inc.	34,402	16,118,369
Univar Solutions, Inc. (a)	95,952	3,334,332
W.W. Grainger, Inc.	22,344	14,935,400
		43,147,011
TOTAL INDUSTRIALS		322,754,217
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	72,360	10,036,332
F5, Inc. (a)	32,608	4,662,292
Juniper Networks, Inc.	341,443	10,509,616
		25,208,240
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	77,555	6,012,064
Keysight Technologies, Inc. (a)	80,839	12,931,006
Vontier Corp.	46,639	1,220,543
		20,163,613
IT Services - 4.0%
Akamai Technologies, Inc. (a)	21,163	1,536,434
Amdocs Ltd.	87,402	8,006,897
EPAM Systems, Inc. (a)	15,500	4,768,575
FleetCor Technologies, Inc. (a)	27,351	5,874,721
Gartner, Inc. (a)	9,647	3,162,383
GoDaddy, Inc. (a)	141,469	10,710,618
Kyndryl Holdings, Inc. (a)	91,888	1,441,723
Okta, Inc. (a)	70,245	5,007,766
Paychex, Inc.	32,041	3,537,326
The Western Union Co.	220,972	2,863,797
Twilio, Inc. Class A (a)(b)	181,996	12,231,951
WEX, Inc. (a)	21,347	4,115,915
Wix.com Ltd. (a)	101,934	9,228,085
		72,486,191
Semiconductors & Semiconductor Equipment - 2.9%
Allegro MicroSystems LLC (a)	70,302	3,070,791
Cirrus Logic, Inc. (a)	62,443	6,416,018
Enphase Energy, Inc. (a)	67,333	14,175,616
Lattice Semiconductor Corp. (a)	118,190	10,041,422
Monolithic Power Systems, Inc.	8,236	3,988,612
Qorvo, Inc. (a)	108,058	10,901,972
Semtech Corp. (a)	71,686	2,208,646
Synaptics, Inc. (a)	9,144	1,075,426
		51,878,503
Software - 7.6%
Box, Inc. Class A (a)	235,652	7,858,994
Cadence Design Systems, Inc. (a)	71,888	13,870,071
Crowdstrike Holdings, Inc. (a)	40,637	4,904,480
DocuSign, Inc. (a)	128,807	7,902,309
Dropbox, Inc. Class A (a)	450,956	9,199,502
Fortinet, Inc. (a)	131,798	7,834,073
HubSpot, Inc. (a)	11,380	4,402,467
New Relic, Inc. (a)	67,844	4,950,577
Nutanix, Inc. Class A (a)	108,285	3,059,051
Palo Alto Networks, Inc. (a)	52,599	9,908,074
RingCentral, Inc. (a)	254,828	8,419,517
Splunk, Inc. (a)	122,878	12,594,995
Synopsys, Inc. (a)	54,592	19,858,388
Teradata Corp. (a)	257,594	10,499,531
Unity Software, Inc. (a)(b)	23,380	711,687
Workday, Inc. Class A (a)	49,372	9,157,025
Zoom Video Communications, Inc. Class A (a)	47,865	3,570,250
		138,700,991
Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	62,651	4,044,122
Pure Storage, Inc. Class A (a)	183,356	5,232,980
		9,277,102
TOTAL INFORMATION TECHNOLOGY		317,714,640
MATERIALS - 6.1%
Chemicals - 3.4%
Ashland, Inc.	25,398	2,585,008
CF Industries Holdings, Inc.	141,688	12,169,582
Corteva, Inc.	245,667	15,302,597
Element Solutions, Inc.	256,392	5,266,292
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,222,016	1,796,364
Olin Corp.	99,414	5,741,159
The Chemours Co. LLC	286,431	9,790,212
Westlake Corp.	77,103	9,186,051
		61,837,265
Containers & Packaging - 1.1%
Avery Dennison Corp.	15,852	2,888,076
Berry Global Group, Inc.	27,678	1,718,804
Sealed Air Corp.	179,994	8,751,308
WestRock Co.	186,334	5,850,888
		19,209,076
Metals & Mining - 1.6%
Nucor Corp.	104,009	17,415,267
Reliance Steel & Aluminum Co.	10,411	2,580,262
Steel Dynamics, Inc.	67,526	8,515,704
United States Steel Corp.	3,660	112,106
		28,623,339
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	13,111	767,125
TOTAL MATERIALS		110,436,805
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.0%
American Homes 4 Rent Class A	221,824	6,880,980
Apartment Income (REIT) Corp.	24,204	914,911
AvalonBay Communities, Inc.	8,406	1,450,203
Brixmor Property Group, Inc.	216,511	4,901,809
CubeSmart	63,094	2,964,787
Douglas Emmett, Inc.	231,096	3,265,386
Equity Residential (SBI)	39,173	2,449,096
Gaming & Leisure Properties	121,040	6,521,635
Highwoods Properties, Inc. (SBI)	129,564	3,433,446
Hudson Pacific Properties, Inc.	108,845	1,004,639
Invitation Homes, Inc.	88,912	2,779,389
Iron Mountain, Inc.	19,329	1,019,605
Kilroy Realty Corp.	82,463	2,970,317
Life Storage, Inc.	19,542	2,355,202
National Retail Properties, Inc.	229,533	10,402,436
National Storage Affiliates Trust	212,359	8,982,786
Park Hotels & Resorts, Inc.	279,450	3,842,438
Public Storage	30,679	9,171,487
Regency Centers Corp.	144,024	9,059,110
SBA Communications Corp. Class A	32,498	8,428,356
Simon Property Group, Inc.	31,519	3,848,155
Spirit Realty Capital, Inc.	97,925	4,032,552
Ventas, Inc.	161,496	7,856,780
		108,535,505
Real Estate Management & Development - 0.5%
Zillow Group, Inc.:
Class A (a)	79,234	3,276,326
Class C (a)	146,778	6,164,676
		9,441,002
TOTAL REAL ESTATE		117,976,507
UTILITIES - 4.1%
Electric Utilities - 1.1%
Constellation Energy Corp.	54,456	4,078,210
Evergy, Inc.	9,357	550,285
FirstEnergy Corp.	203,014	8,027,174
Hawaiian Electric Industries, Inc.	175,217	7,087,528
Xcel Energy, Inc.	12,786	825,592
		20,568,789
Gas Utilities - 0.4%
National Fuel Gas Co.	77,299	4,427,687
UGI Corp.	57,587	2,143,964
		6,571,651
Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Corp.	56,292	1,567,732
Clearway Energy, Inc. Class C	98,020	3,078,808
The AES Corp.	371,426	9,166,794
Vistra Corp.	141,665	3,115,213
		16,928,547
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	13,040	362,773
Consolidated Edison, Inc.	112,816	10,080,110
DTE Energy Co.	12,711	1,394,524
NiSource, Inc.	160,210	4,394,560
WEC Energy Group, Inc.	137,612	12,200,680
		28,432,647
Water Utilities - 0.1%
American Water Works Co., Inc.	16,099	2,259,978
TOTAL UTILITIES		74,761,612
TOTAL COMMON STOCKS (Cost $1,606,739,528)		1,792,316,900

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (d)	20,878,352	20,882,528
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	25,280,241	25,282,769
TOTAL MONEY MARKET FUNDS (Cost $46,165,297)		46,165,297

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,652,904,825)	1,838,482,197
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(17,916,021)
NET ASSETS - 100.0%	1,820,566,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	83	Mar 2023	21,606,560	880,941	880,941

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	21,467,918	175,729,626	176,315,016	483,480	-	-	20,882,528	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	41,395,337	95,764,821	111,877,389	87,041	-	-	25,282,769	0.1%
Total	62,863,255	271,494,447	288,192,405	570,521	-	-	46,165,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	33,411,876	33,411,876	-	-
Consumer Discretionary	249,948,734	249,948,734	-	-
Consumer Staples	47,681,744	47,681,744	-	-
Energy	97,086,442	97,086,442	-	-
Financials	229,352,550	229,352,550	-	-
Health Care	191,191,773	191,188,418	-	3,355
Industrials	322,754,217	322,754,217	-	-
Information Technology	317,714,640	317,714,640	-	-
Materials	110,436,805	110,436,805	-	-
Real Estate	117,976,507	117,976,507	-	-
Utilities	74,761,612	74,761,612	-	-

Money Market Funds	46,165,297	46,165,297	-	-
Total Investments in Securities:	1,838,482,197	1,838,478,842	-	3,355
Derivative Instruments:

Assets
Futures Contracts	880,941	880,941	-	-
Total Assets	880,941	880,941	-	-
Total Derivative Instruments:	880,941	880,941	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	880,941	0
Total Equity Risk	880,941	0
Total Value of Derivatives	880,941	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Enhanced Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,891,212) - See accompanying schedule:
Unaffiliated issuers (cost $1,606,739,528)	$1,792,316,900
Fidelity Central Funds (cost $46,165,297)	46,165,297

Total Investment in Securities (cost $1,652,904,825)		$1,838,482,197
Segregated cash with brokers for derivative instruments		1,066,500
Receivable for investments sold		20,828,333
Receivable for fund shares sold		781,527
Dividends receivable		2,079,058
Distributions receivable from Fidelity Central Funds		94,092
Total assets		1,863,331,707
Liabilities
Payable for investments purchased	$15,951,855
Payable for fund shares redeemed	787,380
Accrued management fee	697,942
Payable for daily variation margin on futures contracts	44,498
Collateral on securities loaned	25,283,856
Total Liabilities		42,765,531
Net Assets		$1,820,566,176
Net Assets consist of:
Paid in capital		$1,672,862,470
Total accumulated earnings (loss)		147,703,706
Net Assets		$1,820,566,176
Net Asset Value , offering price and redemption price per share ($1,820,566,176 ÷ 111,592,579 shares)		$16.31

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$12,624,972
Interest		23,171
Income from Fidelity Central Funds (including $87,041 from security lending)		570,521
Total Income		13,218,664
Expenses
Management fee	$3,880,217
Independent trustees' fees and expenses	3,077
Total expenses before reductions	3,883,294
Expense reductions	(514)
Total expenses after reductions		3,882,780
Net Investment income (loss)		9,335,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,530,131)
Futures contracts	2,468,272
Total net realized gain (loss)		(31,061,859)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	122,584,338
Futures contracts	(243,980)
Total change in net unrealized appreciation (depreciation)		122,340,358
Net gain (loss)		91,278,499
Net increase (decrease) in net assets resulting from operations		$100,614,383
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,335,884	$19,011,742
Net realized gain (loss)	(31,061,859)	101,845,182
Change in net unrealized appreciation (depreciation)	122,340,358	(369,508,755)
Net increase (decrease) in net assets resulting from operations	100,614,383	(248,651,831)
Distributions to shareholders	(57,460,804)	(258,245,278)
Share transactions
Proceeds from sales of shares	197,841,284	330,859,667
Reinvestment of distributions	54,197,269	243,001,334
Cost of shares redeemed	(129,488,167)	(454,449,105)
Net increase (decrease) in net assets resulting from share transactions	122,550,386	119,411,896
Total increase (decrease) in net assets	165,703,965	(387,485,213)

Net Assets
Beginning of period	1,654,862,211	2,042,347,424
End of period	$1,820,566,176	$1,654,862,211

Other Information
Shares
Sold	12,254,989	17,822,532
Issued in reinvestment of distributions	3,496,598	13,560,343
Redeemed	(8,117,565)	(25,723,746)
Net increase (decrease)	7,634,022	5,659,129

Financial Highlights
Fidelity® Mid Cap Enhanced Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.92	$20.78	$15.16	$14.59	$16.42	$14.93
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.14	.19	.21	.26
Net realized and unrealized gain (loss)	.83	(2.46)	6.07	.97	(.71)	2.17
Total from investment operations	.92	(2.28)	6.21	1.16	(.50)	2.43
Distributions from net investment income	(.15)	(.15) C	(.16)	(.22)	(.25)	(.21)
Distributions from net realized gain	(.37)	(2.43) C	(.43)	(.38)	(1.09)	(.73)
Total distributions	(.53) D	(2.58)	(.59)	(.59) D	(1.33) D	(.94)
Net asset value, end of period	$16.31	$15.92	$20.78	$15.16	$14.59	$16.42
Total Return E,F	5.92%	(12.36)%	41.82%	7.91%	(2.19)%	16.67%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.51%	.59%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.45% I	.51%	.59%	.59%	.59%	.59%
Expenses net of all reductions	.45% I	.51%	.59%	.59%	.59%	.59%
Net investment income (loss)	1.08% I	1.00%	.77%	1.33%	1.46%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,820,566	$1,654,862	$2,042,347	$1,182,253	$1,263,319	$1,289,418
Portfolio turnover rate J	101% I	116%	70%	73%	90%	108%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Enhanced Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.6
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.6
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.4
BHP Group Ltd. (Australia, Metals & Mining)	1.2
L'Oreal SA (France, Personal Products)	1.2
Siemens AG (Germany, Industrial Conglomerates)	1.0
15.3

Market Sectors (% of Fund's net assets)

Financials	17.2
Industrials	17.0
Consumer Discretionary	13.6
Health Care	11.3
Information Technology	9.0
Consumer Staples	8.4
Materials	8.0
Energy	5.1
Communication Services	4.0
Utilities	2.9
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 98.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® International Enhanced Index Fund
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 7.6%
ANZ Group Holdings Ltd.	688,986	11,396,849
APA Group unit	550,236	3,972,823
Aristocrat Leisure Ltd.	220,673	5,425,856
Aurizon Holdings Ltd.	855,005	1,904,352
BHP Group Ltd.	604,027	18,371,530
BHP Group Ltd. sponsored ADR	33,761	2,058,408
Commonwealth Bank of Australia	65,811	4,458,978
Computershare Ltd.	399,115	6,660,399
CSL Ltd.	13,468	2,685,253
Dexus unit	86,963	493,302
Fortescue Metals Group Ltd.	237,075	3,413,894
Macquarie Group Ltd.	49,560	6,320,288
Medibank Private Ltd.	877,617	1,972,432
Mineral Resources Ltd.	23,924	1,329,089
National Australia Bank Ltd.	101,967	2,052,421
Pilbara Minerals Ltd.	990,676	2,779,830
Qantas Airways Ltd. (a)	1,272,685	5,498,022
Rio Tinto Ltd.	111,091	8,725,933
Santos Ltd.	166,574	777,802
Scentre Group unit	1,960,292	3,930,860
Stockland Corp. Ltd. unit	582,853	1,506,055
Suncorp Group Ltd.	362,632	3,135,594
Telstra Group Ltd.	2,908,541	8,141,774
Transurban Group unit	130,937	1,249,364
Wesfarmers Ltd.	159,624	5,181,506
Westpac Banking Corp.	36,722	556,722
WiseTech Global Ltd.	3,994	169,316
TOTAL AUSTRALIA		114,168,652
Austria - 0.2%
Erste Group Bank AG	37,840	1,488,069
OMV AG	18,021	878,894
Raiffeisen International Bank-Holding AG (a)	46,031	769,254
Voestalpine AG	6,678	247,357
TOTAL AUSTRIA		3,383,574
Belgium - 1.0%
Ageas	81,797	3,696,858
D'ieteren Group	19,043	3,696,017
ELIA GROUP SA/NV	11,919	1,573,319
Solvay SA Class A	52,468	6,007,377
Umicore SA	15,653	522,679
TOTAL BELGIUM		15,496,250
Bermuda - 0.5%
Jardine Matheson Holdings Ltd.	136,700	6,769,384
Cayman Islands - 1.5%
ASMPT Ltd.	305,400	2,602,907
CK Asset Holdings Ltd.	298,328	1,869,918
CK Hutchison Holdings Ltd.	1,401,500	8,368,710
Grab Holdings Ltd. (a)(b)	1,005,817	3,228,673
SITC International Holdings Co. Ltd.	338,000	706,194
WH Group Ltd. (c)	6,204,455	3,610,552
Xinyi Glass Holdings Ltd.	960,000	1,792,952
TOTAL CAYMAN ISLANDS		22,179,906
Denmark - 3.3%
A.P. Moller - Maersk A/S:
Series A	1,284	2,941,301
Series B	1,086	2,529,672
Carlsberg A/S Series B	13,682	1,933,417
Danske Bank A/S	46,634	1,083,171
Genmab A/S (a)	25,770	9,695,938
Novo Nordisk A/S:
Series B	189,396	26,753,184
Series B sponsored ADR	27,913	3,935,454
Novozymes A/S Series B	26,926	1,297,888
TOTAL DENMARK		50,170,025
Finland - 1.8%
Elisa Corp. (A Shares)	87,811	4,989,390
Fortum Corp.	116,532	1,782,280
Kesko Oyj	237,469	5,166,587
Kone OYJ (B Shares)	72,580	3,773,141
Nordea Bank ABP	637,571	8,078,660
Sampo Oyj (A Shares)	34,274	1,669,024
Stora Enso Oyj (R Shares)	47,726	676,177
Wartsila Corp.	31,591	305,937
TOTAL FINLAND		26,441,196
France - 12.5%
Air Liquide SA	3,504	556,703
Arkema SA	4,775	485,658
AXA SA	179,180	5,646,229
bioMerieux SA	3,381	331,646
BNP Paribas SA	33,291	2,327,413
Compagnie de St. Gobain	75,309	4,475,064
Danone SA	15,178	853,191
Edenred SA	134,857	7,605,471
Eiffage SA	56,507	6,215,815
Engie SA	670,507	9,784,961
EssilorLuxottica SA	3,264	567,564
Gecina SA	20,360	2,349,444
Getlink SE	260,464	4,387,222
Hermes International SCA	7,546	13,692,099
Kering SA	11,133	6,527,514
Klepierre SA	149,564	3,744,448
L'Oreal SA	43,896	17,350,901
La Francaise des Jeux SAEM (c)	96,618	3,820,991
Legrand SA	18,568	1,715,074
LVMH Moet Hennessy Louis Vuitton SE	35,783	29,747,377
Orange SA	290,558	3,317,098
Orange SA ADR	55,037	631,825
Pernod Ricard SA	14,686	3,070,950
Publicis Groupe SA	34,908	2,778,026
Safran SA	89,685	12,663,655
Sanofi SA	38,359	3,586,503
Schneider Electric SA	3,904	626,425
Societe Generale Series A	128,073	3,691,009
Teleperformance	6,701	1,743,561
Thales SA	10,674	1,492,523
TotalEnergies SE	334,226	20,623,156
Ubisoft Entertainment SA (a)	72,177	1,582,483
VINCI SA	73,881	8,427,042
Wendel SA	6,516	740,887
TOTAL FRANCE		187,159,928
Germany - 8.2%
Allianz SE	39,009	9,159,839
Brenntag SE	14,545	1,098,435
Commerzbank AG (a)	64,600	787,474
Deutsche Bank AG	541,268	6,755,490
Deutsche Borse AG	61,116	10,657,044
Deutsche Lufthansa AG (a)	848,649	8,816,385
Evonik Industries AG	56,175	1,201,992
GEA Group AG	24,578	1,081,960
Hannover Reuck SE	1,354	263,082
Henkel AG & Co. KGaA	11,050	764,052
Infineon Technologies AG	333,183	11,786,822
Knorr-Bremse AG	38,057	2,586,542
Mercedes-Benz Group AG:
ADR	50,266	964,605
(Germany)	175,916	13,482,689
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,186	8,687,054
Nemetschek SE	42,024	2,386,011
Rational AG	1,024	680,177
RWE AG	236,325	10,058,429
SAP SE	35,914	4,080,225
Scout24 AG (c)	16,030	880,300
Siemens AG	102,155	15,567,600
Siemens AG sponsored ADR	36,490	2,789,296
Siemens Energy AG (b)	211,293	4,239,503
Telefonica Deutschland Holding AG	1,198,201	3,638,525
TOTAL GERMANY		122,413,531
Hong Kong - 1.3%
AIA Group Ltd.	451,632	4,799,953
BOC Hong Kong (Holdings) Ltd.	2,597,500	8,785,847
Hong Kong Exchanges and Clearing Ltd.	75,900	3,039,997
Link (REIT)	141,200	928,214
Link (REIT) rights (a)	28,240	26,623
New World Development Co. Ltd.	240,000	652,789
Swire Pacific Ltd. (A Shares)	108,500	884,654
TOTAL HONG KONG		19,118,077
Ireland - 0.0%
CRH PLC sponsored ADR	15,631	739,503
Israel - 0.6%
Bank Hapoalim BM (Reg.)	84,028	703,338
Check Point Software Technologies Ltd. (a)	7,689	951,283
CyberArk Software Ltd. (a)	18,671	2,703,001
Wix.com Ltd. (a)	56,688	5,131,965
TOTAL ISRAEL		9,489,587
Italy - 1.1%
Assicurazioni Generali SpA	93,044	1,841,300
Eni SpA	130,988	1,850,079
Intesa Sanpaolo SpA	784,676	2,119,633
Poste Italiane SpA (c)	450,811	4,863,593
UniCredit SpA	269,985	5,523,500
TOTAL ITALY		16,198,105
Japan - 21.6%
Advantest Corp.	7,700	611,340
AEON Co. Ltd.	137,700	2,568,822
Ajinomoto Co., Inc.	261,000	7,702,236
Amada Co. Ltd.	229,100	2,084,792
ASAHI INTECC Co. Ltd.	71,800	1,223,429
Astellas Pharma, Inc.	154,025	2,162,909
Chubu Electric Power Co., Inc.	25,100	260,300
Concordia Financial Group Ltd.	221,400	951,261
Dai Nippon Printing Co. Ltd.	380	10,187
Daifuku Co. Ltd.	34,500	1,882,670
Daiichi Sankyo Kabushiki Kaisha	410,900	12,941,845
Dentsu Group, Inc.	130,000	4,172,451
Fast Retailing Co. Ltd.	26,400	5,215,820
GLP J-REIT	795	835,551
Hamamatsu Photonics K.K.	151,200	7,418,134
Hikari Tsushin, Inc.	4,300	624,369
Hirose Electric Co. Ltd.	26,100	3,191,693
Hitachi Construction Machinery Co. Ltd.	70,400	1,574,441
Hitachi Ltd.	197,800	10,009,489
Honda Motor Co. Ltd.	121,200	3,151,585
Hoya Corp.	102,484	10,138,882
Ibiden Co. Ltd.	123,800	4,250,780
Idemitsu Kosan Co. Ltd.	63,200	1,408,777
Itochu Corp.	97,800	2,922,759
Japan Post Bank Co. Ltd. (b)	764,500	6,603,151
Japan Post Holdings Co. Ltd.	874,977	7,775,860
Kamigumi Co. Ltd.	63,700	1,260,386
Keyence Corp.	1,200	519,026
Kikkoman Corp.	7,000	327,494
Kintetsu Group Holdings Co. Ltd.	103,400	3,132,643
Lawson, Inc.	78,000	3,070,618
Marubeni Corp.	215,150	2,749,521
Mazda Motor Corp.	508,900	4,553,153
Minebea Mitsumi, Inc.	43,100	747,693
Mitsubishi Chemical Holdings Corp.	827,600	4,820,145
Mitsubishi Corp.	275,600	9,369,853
Mitsubishi Electric Corp.	240,458	2,702,079
Mitsubishi Heavy Industries Ltd.	39,200	1,443,854
Mitsubishi UFJ Financial Group, Inc.	335,200	2,376,398
Mitsui & Co. Ltd.	401,900	11,287,618
Mitsui Chemicals, Inc.	21,700	523,554
NGK Insulators Ltd.	116,900	1,552,313
Nintendo Co. Ltd.	181,800	6,806,061
Nippon Express Holdings, Inc.	76,200	4,253,388
Nippon Steel & Sumitomo Metal Corp.	162,000	3,613,485
Nippon Telegraph & Telephone Corp.	69,500	2,013,889
Nissan Chemical Corp.	34,700	1,524,042
Nissan Motor Co. Ltd. sponsored ADR (b)	87,636	685,314
Nitto Denko Corp.	100,200	6,034,593
OBIC Co. Ltd.	19,900	2,914,370
Olympus Corp.	459,900	7,748,600
Ono Pharmaceutical Co. Ltd.	123,800	2,527,737
Open House Group Co. Ltd.	19,700	708,971
Oracle Corp. Japan	50,400	3,435,144
Panasonic Holdings Corp.	124,800	1,089,757
Recruit Holdings Co. Ltd.	347,400	9,315,821
Renesas Electronics Corp. (a)	768,900	9,932,263
Ricoh Co. Ltd.	545,200	4,236,507
ROHM Co. Ltd.	2,500	192,428
SCSK Corp.	36,400	528,001
Seiko Epson Corp.	158,500	2,185,043
Shin-Etsu Chemical Co. Ltd.	89,300	12,379,763
Shin-Etsu Chemical Co. Ltd. ADR	12,090	418,314
Shionogi & Co. Ltd.	78,300	3,468,849
Shiseido Co. Ltd.	49,700	2,289,073
Shizuoka Financial Group	219,800	1,756,398
SMC Corp.	8,500	4,320,604
SoftBank Corp.	943,600	10,644,725
Sony Group Corp.	148,600	12,425,409
Subaru Corp.	127,400	2,046,840
Sumco Corp.	8,800	121,444
Sumitomo Chemical Co. Ltd.	1,551,200	5,434,412
Sumitomo Corp.	355,300	6,061,929
Sysmex Corp.	30,300	1,816,153
Takeda Pharmaceutical Co. Ltd.	190,200	5,862,782
Takeda Pharmaceutical Co. Ltd. ADR	69,120	1,060,992
TDK Corp.	47,300	1,584,136
Tobu Railway Co. Ltd.	42,100	939,988
Tokio Marine Holdings, Inc.	337,500	7,164,950
Toyota Motor Corp.	507,295	6,914,217
Toyota Tsusho Corp.	77,400	3,160,692
USS Co. Ltd.	82,100	1,332,003
Yokogawa Electric Corp.	89,200	1,332,546
Z Holdings Corp.	1,551,400	4,164,966
ZOZO, Inc.	202,200	4,494,032
TOTAL JAPAN		323,070,512
Luxembourg - 0.6%
Aroundtown SA	347,948	902,396
Eurofins Scientific SA	51,364	3,585,628
Tenaris SA	160,529	2,641,047
Tenaris SA sponsored ADR	70,518	2,327,799
TOTAL LUXEMBOURG		9,456,870
Netherlands - 5.9%
Airbus Group NV	5,650	739,984
ASML Holding NV	5,583	3,448,787
ASML Holding NV (Netherlands)	46,383	28,588,467
CNH Industrial NV	37,820	621,034
Ferrari NV (Italy)	7,191	1,865,732
Heineken Holding NV	31,981	2,738,239
ING Groep NV (Certificaten Van Aandelen)	63,155	883,862
Koninklijke Ahold Delhaize NV	208,712	6,627,003
Koninklijke Philips Electronics NV	304,254	4,967,491
NN Group NV	76,172	3,085,721
OCI NV	117,530	3,903,381
Prosus NV	89,526	6,418,050
QIAGEN NV (Germany) (a)	33,027	1,521,667
Stellantis NV (Italy)	400,717	7,016,220
STMicroelectronics NV (France)	190,758	9,137,615
Wolters Kluwer NV	54,125	6,265,795
TOTAL NETHERLANDS		87,829,048
New Zealand - 0.1%
Meridian Energy Ltd.	582,070	1,911,037
Spark New Zealand Ltd.	76,182	235,517
TOTAL NEW ZEALAND		2,146,554
Norway - 0.4%
DNB Bank ASA	160,586	3,204,529
Equinor ASA	9,441	289,021
Gjensidige Forsikring ASA	182,374	3,238,364
TOTAL NORWAY		6,731,914
Singapore - 1.2%
Oversea-Chinese Banking Corp. Ltd.	776,600	7,296,913
Singapore Exchange Ltd.	91,900	593,607
United Overseas Bank Ltd.	445,555	9,876,011
TOTAL SINGAPORE		17,766,531
Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	154,097	4,671,247
Amadeus IT Holding SA Class A (a)	105,528	6,635,907
Banco Bilbao Vizcaya Argentaria SA	963,928	7,492,647
Banco Santander SA (Spain)	940,157	3,701,781
Iberdrola SA	387,978	4,447,560
Industria de Diseno Textil SA	375,256	11,560,424
Naturgy Energy Group SA	17,587	484,762
Red Electrica Corporacion SA	146,458	2,433,615
TOTAL SPAIN		41,427,943
Sweden - 3.0%
Atlas Copco AB:
(A Shares)	236,955	2,813,183
(B Shares)	127,166	1,343,820
Epiroc AB (A Shares)	87,812	1,687,560
Evolution AB (c)	58,777	7,111,860
Fastighets AB Balder (a)	921,387	4,578,769
Industrivarden AB (A Shares)	75,820	2,087,440
Indutrade AB	25,533	543,930
Kinnevik AB (B Shares) (a)	222,883	3,324,721
Sagax AB	28,311	698,039
Securitas AB (B Shares)	168,300	1,453,091
Skandinaviska Enskilda Banken AB (A Shares)	123,335	1,544,044
Svenska Handelsbanken AB (A Shares)	473,957	5,027,246
Swedbank AB (A Shares)	113,750	2,323,247
Swedish Orphan Biovitrum AB (a)	152,844	3,520,318
Volvo AB (B Shares)	351,549	7,045,757
TOTAL SWEDEN		45,103,025
Switzerland - 8.3%
ABB Ltd.:
(Reg.)	273,056	9,086,505
sponsored ADR (b)	34,931	1,163,202
Baloise Holdings AG	2,346	389,817
Banque Cantonale Vaudoise	3,586	319,631
Coca-Cola HBC AG	16,416	419,997
Compagnie Financiere Richemont SA:
(depositary receipt)	86,458	1,311,111
Series A	94,740	14,314,868
Givaudan SA	834	2,515,681
Holcim AG	190,001	11,728,681
Nestle SA (Reg. S)	205,690	23,175,225
Novartis AG	284,967	23,982,858
Partners Group Holding AG	2,240	2,125,247
Roche Holding AG:
(Bearer) (b)	6,162	1,905,159
(participation certificate)	40,454	11,664,465
Swatch Group AG (Bearer)	1,842	639,913
Swatch Group AG (Bearer) (Reg.)	6,816	435,295
Swiss Life Holding AG	14,272	8,579,717
Swiss Prime Site AG	11,659	984,117
UBS Group AG	274,806	5,966,749
VAT Group AG (c)	557	168,191
Zurich Insurance Group Ltd.	6,178	2,930,555
TOTAL SWITZERLAND		123,806,984
United Kingdom - 14.8%
3i Group PLC	64,861	1,268,957
Admiral Group PLC	72,320	1,914,652
Anglo American PLC (United Kingdom)	168,656	5,827,863
Ashtead Group PLC	11,679	774,049
AstraZeneca PLC (United Kingdom)	95,362	12,423,579
BAE Systems PLC	954,035	10,303,772
Barclays PLC	1,004,944	2,108,964
BP PLC	2,155,144	14,162,599
BP PLC sponsored ADR	135,012	5,346,475
British American Tobacco PLC (United Kingdom)	169,594	6,418,420
Bunzl PLC	72,634	2,589,582
Burberry Group PLC	222,482	6,606,507
Compass Group PLC	306,133	7,072,226
Diageo PLC	48,246	2,047,390
Direct Line Insurance Group PLC	707,464	1,534,730
GSK PLC	471,455	8,076,458
GSK PLC sponsored ADR	174,486	5,979,635
Hargreaves Lansdown PLC	32,044	319,762
HSBC Holdings PLC:
(United Kingdom)	1,211,593	9,280,860
sponsored ADR	194,018	7,432,830
Imperial Brands PLC	283,609	6,832,504
InterContinental Hotel Group PLC	87,413	5,892,623
InterContinental Hotel Group PLC ADR	51,032	3,514,064
Legal & General Group PLC	412,935	1,271,052
Lloyds Banking Group PLC	7,105,944	4,487,622
Pearson PLC	161,169	1,782,799
Persimmon PLC	38,484	672,369
Reckitt Benckiser Group PLC	169,114	11,733,978
Reckitt Benckiser Group PLC ADR (b)	13,198	186,488
Rio Tinto PLC	127,322	8,737,416
Rio Tinto PLC sponsored ADR	85,153	5,937,719
Sage Group PLC	385,598	3,472,131
Schroders PLC	838,519	5,016,839
Shell PLC:
ADR	11,015	669,382
(London)	772,727	23,404,650
rights (a)(d)	772,727	222,159
SSE PLC	278,571	5,830,203
Unilever PLC	266,000	13,243,479
Vodafone Group PLC	5,873,737	7,033,066
TOTAL UNITED KINGDOM		221,429,853
TOTAL COMMON STOCKS (Cost $1,306,599,149)		1,472,496,952

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Germany - 0.1%
Henkel AG & Co. KGaA (Cost $1,578,697)	25,351	1,844,244

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e)	20,021,091	20,025,095
Fidelity Securities Lending Cash Central Fund 4.63% (e)(f)	14,442,855	14,444,299
TOTAL MONEY MARKET FUNDS (Cost $34,469,395)		34,469,394

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,342,647,241)	1,508,810,590
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,986,164)
NET ASSETS - 100.0%	1,498,824,426

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	187	Mar 2023	19,135,710	81,341	81,341

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,455,487 or 1.4% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	18,255,010	164,141,592	162,371,506	457,457	-	(1)	20,025,095	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	5,934,742	112,342,261	103,832,704	58,447	-	-	14,444,299	0.0%
Total	24,189,752	276,483,853	266,204,210	515,904	-	(1)	34,469,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	61,030,096	25,467,808	35,562,288	-
Consumer Discretionary	201,994,185	65,960,955	136,033,230	-
Consumer Staples	123,974,860	27,540,504	96,434,356	-
Energy	74,601,840	10,631,327	63,970,513	-
Financials	262,327,137	149,273,818	113,053,319	-
Health Care	174,134,978	48,548,117	125,586,861	-
Industrials	249,727,403	160,225,153	89,502,250	-
Information Technology	137,813,162	67,651,863	70,161,299	-
Materials	121,813,067	94,311,322	27,501,745	-
Real Estate	24,385,179	24,358,556	26,623	-
Utilities	42,539,289	22,476,565	20,062,724	-

Money Market Funds	34,469,394	34,469,394	-	-
Total Investments in Securities:	1,508,810,590	730,915,382	777,895,208	-
Derivative Instruments:

Assets
Futures Contracts	81,341	81,341	-	-
Total Assets	81,341	81,341	-	-
Total Derivative Instruments:	81,341	81,341	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	81,341	0
Total Equity Risk	81,341	0
Total Value of Derivatives	81,341	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Enhanced Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,458,434) - See accompanying schedule:
Unaffiliated issuers (cost $1,308,177,846)	$1,474,341,196
Fidelity Central Funds (cost $34,469,395)	34,469,394

Total Investment in Securities (cost $1,342,647,241)		$1,508,810,590
Segregated cash with brokers for derivative instruments		631,509
Cash		529
Foreign currency held at value (cost $62,108)		61,966
Receivable for investments sold		2,665
Receivable for fund shares sold		469,776
Dividends receivable		2,372,825
Reclaims receivable		2,721,769
Distributions receivable from Fidelity Central Funds		75,512
Total assets		1,515,147,141
Liabilities
Payable for investments purchased
Regular delivery	$2,664
Delayed delivery	222,159
Payable for fund shares redeemed	799,451
Accrued management fee	700,223
Payable for daily variation margin on futures contracts	153,832
Collateral on securities loaned	14,444,386
Total Liabilities		16,322,715
Net Assets		$1,498,824,426
Net Assets consist of:
Paid in capital		$1,543,996,814
Total accumulated earnings (loss)		(45,172,388)
Net Assets		$1,498,824,426
Net Asset Value , offering price and redemption price per share ($1,498,824,426 ÷ 152,341,555 shares)		$9.84

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$13,668,542
Interest		22,549
Income from Fidelity Central Funds (including $58,447 from security lending)		515,904
Income before foreign taxes withheld		$14,206,995
Less foreign taxes withheld		(833,821)
Total Income		13,373,174
Expenses
Management fee	$3,856,603
Independent trustees' fees and expenses	2,488
Interest	7,068
Total expenses before reductions	3,866,159
Expense reductions	(67)
Total expenses after reductions		3,866,092
Net Investment income (loss)		9,507,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(52,681,952)
Foreign currency transactions	(93,121)
Futures contracts	2,234,963
Total net realized gain (loss)		(50,540,110)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	212,687,572
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	131,898
Futures contracts	(81,966)
Total change in net unrealized appreciation (depreciation)		212,737,503
Net gain (loss)		162,197,393
Net increase (decrease) in net assets resulting from operations		$171,704,475
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,507,082	$44,150,052
Net realized gain (loss)	(50,540,110)	(40,880,584)
Change in net unrealized appreciation (depreciation)	212,737,503	(317,751,294)
Net increase (decrease) in net assets resulting from operations	171,704,475	(314,481,826)
Distributions to shareholders	(33,763,256)	(40,640,601)
Share transactions
Proceeds from sales of shares	360,096,462	742,204,628
Reinvestment of distributions	24,033,209	33,150,295
Cost of shares redeemed	(328,050,791)	(794,518,975)
Net increase (decrease) in net assets resulting from share transactions	56,078,880	(19,164,052)
Total increase (decrease) in net assets	194,020,099	(374,286,479)

Net Assets
Beginning of period	1,304,804,327	1,679,090,806
End of period	$1,498,824,426	$1,304,804,327

Other Information
Shares
Sold	41,455,732	72,917,785
Issued in reinvestment of distributions	2,529,811	3,024,662
Redeemed	(37,298,380)	(75,511,518)
Net increase (decrease)	6,687,163	430,929

Financial Highlights
Fidelity® International Enhanced Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.96	$11.56	$9.20	$8.98	$9.83	$9.73
Income from Investment Operations
Net investment income (loss) A,B	.06	.31	.25	.19	.30	.27
Net realized and unrealized gain (loss)	1.05	(2.61)	2.28	.32	(.95)	- C
Total from investment operations	1.11	(2.30)	2.53	.51	(.65)	.27
Distributions from net investment income	(.23)	(.30)	(.17)	(.29)	(.20)	(.14) D
Distributions from net realized gain	-	-	-	-	-	(.03) D
Total distributions	(.23)	(.30)	(.17)	(.29)	(.20)	(.17)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$9.84	$8.96	$11.56	$9.20	$8.98	$9.83
Total Return E,F	12.43%	(20.35)%	27.77%	5.55%	(6.51)%	2.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.55% I	.57%	.59%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.55% I	.57%	.59%	.59%	.59%	.59%
Expenses net of all reductions	.55% I	.57%	.59%	.59%	.59%	.59%
Net investment income (loss)	1.36% I	2.99%	2.32%	2.13%	3.27%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,498,824	$1,304,804	$1,679,091	$1,182,923	$1,505,889	$1,691,151
Portfolio turnover rate J	103% I	114%	82%	75%	103%	66%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity Large Cap Growth Enhanced Index Fund as a non-diversified fund.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended August 31, 2022.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$1,649,068,917	$554,990,209	$(54,538,396)	$500,451,813
Fidelity Large Cap Value Enhanced Index Fund	4,891,204,041	894,534,433	(190,252,344)	704,282,089
Fidelity Large Cap Core Enhanced Index Fund	1,533,725,097	389,588,396	(62,105,181)	327,483,215
Fidelity Mid Cap Enhanced Index Fund	1,659,225,974	268,062,195	(87,925,031)	180,137,164
Fidelity International Enhanced Index Fund	1,348,958,168	216,360,913	(56,427,150)	159,933,763

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Total capital loss carryforward
Fidelity International Enhanced Index Fund	$(156,170,818)	$(156,170,818)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to August 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Large Cap Growth Enhanced Index Fund	$(28,127,700)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	1,193,913,058	726,997,689
Fidelity Large Cap Value Enhanced Index Fund	2,107,534,405	2,426,327,035
Fidelity Large Cap Core Enhanced Index Fund	1,016,873,580	1,537,249,882
Fidelity Mid Cap Enhanced Index Fund	931,386,684	858,136,154
Fidelity International Enhanced Index Fund	740,787,574	705,997,839
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.45%
Fidelity International Enhanced Index Fund	.55%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Growth Enhanced Index Fund	$2,025
Fidelity Large Cap Value Enhanced Index Fund	2,379
Fidelity Large Cap Core Enhanced Index Fund	693
Fidelity Mid Cap Enhanced Index Fund	561
Fidelity International Enhanced Index Fund	526

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$69,054,000	4.22%	$24,271
Fidelity Large Cap Core Enhanced Index Fund	Borrower	$19,081,091	3.32%	$19,328
Fidelity International Enhanced Index Fund	Borrower	$12,518,400	4.07%	$7,068

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Growth Enhanced Index Fund	23,519,774	12,444,645	594,560
Fidelity Large Cap Value Enhanced Index Fund	69,729,597	40,237,400	3,309,603
Fidelity Large Cap Core Enhanced Index Fund	40,936,161	23,929,738	(849,000)
Fidelity Mid Cap Enhanced Index Fund	24,914,841	19,252,678	(3,601,115)
Fidelity International Enhanced Index Fund	3,345,331	1,252,802	(40,407)
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Enhanced Index Fund	$214	$-	$-
Fidelity Large Cap Value Enhanced Index Fund	$2,605	$374	$-
Fidelity Large Cap Core Enhanced Index Fund	$189	$-	$-
Fidelity Mid Cap Enhanced Index Fund	$9,305	$3,902	$-
Fidelity International Enhanced Index Fund	$6,284	$-	$-
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Core Enhanced Index Fund	$8,149,000	3.58%	$810
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Large Cap Growth Enhanced Index Fund	$692
Fidelity Large Cap Value Enhanced Index Fund	752
Fidelity Large Cap Core Enhanced Index Fund	1,626
Fidelity Mid Cap Enhanced Index Fund	514
Fidelity International Enhanced Index Fund	67
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Large Cap Value Enhanced Index Fund	56%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Large Cap Value Enhanced Index Fund	59%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Large Cap Growth Enhanced Index Fund	.39%
Actual		$ 1,000	$ 988.70	$ 1.92
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

Fidelity® Large Cap Value Enhanced Index Fund	.39%
Actual		$ 1,000	$ 1,039.10	$ 1.97
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

Fidelity® Large Cap Core Enhanced Index Fund	.39%
Actual		$ 1,000	$ 1,008.70	$ 1.94
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

Fidelity® Mid Cap Enhanced Index Fund	.45%
Actual		$ 1,000	$ 1,059.20	$ 2.30
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

Fidelity® International Enhanced Index Fund	.55%
Actual		$ 1,000	$ 1,124.30	$ 2.90
Hypothetical- B		$ 1,000	$ 1,022.07	$ 2.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.855142.115
GEI-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023